UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2014

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 3.2%
Honeywell International, Inc.	90,630	$8,406,836
Precision Castparts Corp.	28,678	7,248,651
United Technologies Corp.	74,470	8,701,075

		$24,356,562

Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A” (a)	39,440	$3,351,215

Apparel Manufacturers – 1.6%
Guess?, Inc.	56,200	$1,551,122
Li & Fung Ltd.	1,332,000	1,967,991
NIKE, Inc., “B”	49,020	3,620,617
PVH Corp.	37,481	4,676,504

		$11,816,234

Automotive – 1.2%
Delphi Automotive PLC	80,870	$5,487,838
General Motors Co.	97,830	3,367,309

		$8,855,147

Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc. (a)	30,750	$4,677,998
Biogen Idec, Inc. (a)	24,038	7,352,503

		$12,030,501

Broadcasting – 2.7%
Time Warner, Inc.	77,830	$5,084,634
Twenty-First Century Fox, Inc.	263,020	8,408,749
Walt Disney Co.	82,090	6,572,946

		$20,066,329

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	13,644	$4,290,763
Franklin Resources, Inc.	114,541	6,205,831
IntercontinentalExchange Group, Inc.	16,274	3,219,485

		$13,716,079

Business Services – 1.6%
Accenture PLC, “A”	64,840	$5,169,043
Fidelity National Information Services, Inc.	75,550	4,038,148
FleetCor Technologies, Inc. (a)	27,200	3,130,720

		$12,337,911

Cable TV – 1.8%
Comcast Corp., “Special A”	202,060	$9,852,446
Time Warner Cable, Inc.	25,380	3,481,628

		$13,334,074

Chemicals – 0.8%
Monsanto Co.	53,347	$6,069,288

Computer Software – 2.6%
Citrix Systems, Inc. (a)	76,600	$4,399,138
Oracle Corp.	166,440	6,809,060
Qlik Technologies, Inc. (a)	91,820	2,441,494

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Salesforce.com, Inc. (a)	109,682	$6,261,745

		$19,911,437

Computer Software – Systems – 5.7%
Apple, Inc. (s)	34,519	$18,527,728
CDW Corp.	61,470	1,686,737
EMC Corp.	249,660	6,843,181
Hewlett-Packard Co.	427,150	13,822,574
NCR Corp. (a)	53,280	1,947,384

		$42,827,604

Construction – 0.5%
Sherwin-Williams Co.	20,783	$4,096,953

Consumer Products – 2.5%
Colgate-Palmolive Co.	78,417	$5,086,912
Newell Rubbermaid, Inc.	100,320	2,999,568
Procter & Gamble Co.	133,030	10,722,218

		$18,808,698

Consumer Services – 0.9%
ITT Educational Services, Inc. (a)(l)	51,860	$1,487,345
Priceline.com, Inc. (a)	4,545	5,417,140

		$6,904,485

Containers – 0.6%
Crown Holdings, Inc. (a)	98,370	$4,401,074

Electrical Equipment – 2.6%
Danaher Corp.	194,070	$14,555,250
W.W. Grainger, Inc.	21,507	5,433,959

		$19,989,209

Electronics – 2.5%
Altera Corp.	164,370	$5,956,769
JDS Uniphase Corp. (a)	204,660	2,865,240
Mellanox Technologies Ltd. (a)	48,150	1,884,110
Microchip Technology, Inc.	82,850	3,956,916
NXP Semiconductors N.V. (a)	68,600	4,034,366

		$18,697,401

Energy – Independent – 4.5%
Anadarko Petroleum Corp.	71,580	$6,067,121
Antero Resources Corp. (a)	14,150	885,790
Cabot Oil & Gas Corp.	154,740	5,242,591
EOG Resources, Inc.	12,083	2,370,322
EQT Corp.	36,300	3,520,011
Marathon Petroleum Corp.	24,320	2,116,813
Noble Energy, Inc.	71,159	5,055,135
Occidental Petroleum Corp.	33,380	3,180,780
Pioneer Natural Resources Co.	28,823	5,393,936

		$33,832,499

Energy – Integrated – 3.2%
Exxon Mobil Corp. (s)	248,570	$24,280,318

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 0.4%
Fluor Corp.	41,680	$3,239,786

Food & Beverages – 2.6%
Coca-Cola Co.	220,420	$8,521,437
General Mills, Inc.	80,730	4,183,429
Mondelez International, Inc.	207,150	7,157,033

		$19,861,899

Food & Drug Stores – 1.1%
CVS Caremark Corp.	107,010	$8,010,769

Gaming & Lodging – 0.4%
Wynn Resorts Ltd.	15,175	$3,371,126

General Merchandise – 1.6%
Kohl’s Corp.	83,550	$4,745,639
Target Corp.	126,070	7,628,496

		$12,374,135

Health Maintenance Organizations – 1.0%
UnitedHealth Group, Inc.	94,830	$7,775,112

Insurance – 2.9%
ACE Ltd.	42,380	$4,198,163
American International Group, Inc.	121,340	6,068,213
MetLife, Inc.	225,920	11,928,576

		$22,194,952

Internet – 4.5%
eBay, Inc. (a)	124,270	$6,864,675
Facebook, Inc., “A “ (a)	86,030	5,182,447
Google, Inc., “A” (a)	15,486	17,259,302
LinkedIn Corp., “A” (a)	16,778	3,102,923
Yelp, Inc. (a)	23,880	1,837,088

		$34,246,435

Machinery & Tools – 2.7%
Eaton Corp. PLC	82,330	$6,184,630
Joy Global, Inc.	90,750	5,263,500
Roper Industries, Inc.	70,112	9,360,653

		$20,808,783

Major Banks – 6.9%
Bank of America Corp.	312,640	$5,377,408
Goldman Sachs Group, Inc.	32,822	5,377,885
JPMorgan Chase & Co.	272,740	16,558,045
Morgan Stanley	172,970	5,391,475
State Street Corp.	83,940	5,838,027
Wells Fargo & Co.	276,840	13,770,022

		$52,312,862

Medical & Health Technology & Services – 1.2%
Cerner Corp. (a)	34,370	$1,933,313
Express Scripts Holding Co. (a)	93,900	7,050,951

		$8,984,264

Medical Equipment – 3.7%
Abbott Laboratories	168,780	$6,499,718
Covidien PLC	93,470	6,885,000

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
DENTSPLY International, Inc.	60,640	$2,791,866
Stryker Corp.	55,740	4,541,138
Thermo Fisher Scientific, Inc.	60,030	7,218,007

		$27,935,729

Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	93,920	$3,469,405

Natural Gas – Pipeline – 0.4%
Kinder Morgan, Inc.	104,318	$3,389,292

Oil Services – 2.0%
Cameron International Corp. (a)	73,700	$4,552,449
Halliburton Co.	118,320	6,967,865
Schlumberger Ltd.	40,920	3,989,700

		$15,510,014

Other Banks & Diversified Financials – 5.2%
American Express Co.	89,290	$8,038,779
BB&T Corp.	86,860	3,489,166
Citigroup, Inc.	219,210	10,434,396
Discover Financial Services	75,760	4,408,474
Visa, Inc., “A”	59,265	12,792,943

		$39,163,758

Pharmaceuticals – 6.1%
Actavis PLC (a)	34,740	$7,151,229
Bristol-Myers Squibb Co.	120,030	6,235,559
Endo International PLC (a)	44,800	3,075,520
Johnson & Johnson	78,270	7,688,462
Perrigo Co. PLC	28,366	4,387,086
Pfizer, Inc.	280,990	9,025,399
Valeant Pharmaceuticals International, Inc. (a)	38,490	5,074,137
Zoetis, Inc.	109,900	3,180,506

		$45,817,898

Railroad & Shipping – 1.3%
Union Pacific Corp.	52,459	$9,844,456

Restaurants – 1.3%
McDonald’s Corp.	53,336	$5,228,528
YUM! Brands, Inc.	63,340	4,775,203

		$10,003,731

Specialty Chemicals – 1.2%
FMC Corp.	58,360	$4,468,042
W.R. Grace & Co. (a)	44,000	4,363,480

		$8,831,522

Specialty Stores – 3.0%
Amazon.com, Inc. (a)	12,283	$4,133,475
AutoZone, Inc. (a)	8,658	4,650,212
Bed Bath & Beyond, Inc. (a)	53,380	3,672,544
Ross Stores, Inc.	50,430	3,608,267
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32,520	3,170,050
Urban Outfitters, Inc. (a)	94,380	3,442,039

		$22,676,587

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	61,270	$5,016,175
SBA Communications Corp. (a)	24,920	2,266,723

		$7,282,898

Telephone Services – 1.2%
Verizon Communications, Inc.	190,850	$9,078,735

Tobacco – 1.6%
Lorillard, Inc.	47,580	$2,573,126
Philip Morris International, Inc.	120,210	9,841,593

		$12,414,719

Trucking – 0.4%
Expeditors International of Washington, Inc.	70,100	$2,778,063

Utilities – Electric Power – 2.6%
American Electric Power Co., Inc.	75,800	$3,840,028
CMS Energy Corp.	189,020	5,534,506
Northeast Utilities	106,300	4,836,650
NRG Energy, Inc.	161,540	5,136,972

		$19,348,156

Total Common Stocks		$750,408,104

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	15,411	$27,277

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.2%, at Net Asset Value (j)			840,000	$840,000

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)			6,560,080	$6,560,080

Total Investments				$757,835,461

OTHER ASSETS, LESS LIABILITIES – (0.0)%				(371,090)

Net Assets – 100.0%				$757,464,371

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At March 31, 2014, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2014, the fund had cash collateral of $342,428 and other liquid securities with an aggregate value of $230,968 to cover any commitments for securities sold short and certain derivative contracts. At March 31, 2014, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$750,435,381	$—	$—	$750,435,381
Mutual Funds	7,400,080	—	—	7,400,080
Total Investments	$757,835,461	$—	$—	$757,835,461

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,967,991 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$594,198,096
Gross unrealized appreciation	168,015,883
Gross unrealized depreciation	(4,378,518)
Net unrealized appreciation (depreciation)	$163,637,365

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	575,033	34,104,576	(28,119,529)	6,560,080

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$917	$6,560,080

5

QUARTERLY REPORT

March 31, 2014

MFS® RESEARCH INTERNATIONAL SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.1%
Alcoholic Beverages – 1.9%
Heineken N.V.	11,310	$787,163
Pernod Ricard S.A.	15,413	1,794,249

		$2,581,412

Apparel Manufacturers – 2.3%
Li & Fung Ltd.	1,114,000	$1,645,902
LVMH Moet Hennessy Louis Vuitton S.A.	8,837	1,606,397

		$3,252,299

Automotive – 4.8%
Autoliv, Inc.	13,200	$1,324,620
DENSO Corp.	45,600	2,186,008
Honda Motor Co. Ltd.	62,400	2,196,983
Kia Motors Corp.	17,390	968,789

		$6,676,400

Broadcasting – 1.5%
Nippon Television Holdings, Inc.	45,300	$739,968
Publicis Groupe S.A.	12,898	1,165,286
WPP PLC	10,959	226,004

		$2,131,258

Brokerage & Asset Managers – 0.4%
Computershare Ltd.	51,202	$574,565

Business Services – 3.0%
Cognizant Technology Solutions Corp., “A” (a)	20,440	$1,034,468
Compass Group PLC	57,610	878,807
Experian Group Ltd.	45,768	824,826
Mitsubishi Corp.	39,300	729,534
Nomura Research, Inc.	20,800	656,959

		$4,124,594

Computer Software – 0.5%
Dassault Systems S.A.	6,492	$760,572

Conglomerates – 0.9%
Hutchison Whampoa Ltd.	95,000	$1,257,848

Consumer Products – 1.0%
Reckitt Benckiser Group PLC	16,674	$1,358,491

Electrical Equipment – 4.0%
Legrand S.A.	8,125	$504,767
Schneider Electric S.A.	29,066	2,576,752
Siemens AG	18,657	2,511,164

		$5,592,683

Electronics – 2.2%
Infineon Technologies AG	64,651	$771,493
MediaTek, Inc.	98,000	1,446,548
Taiwan Semiconductor Manufacturing Co. Ltd.	233,174	907,351

		$3,125,392

Energy – Independent – 1.8%
Cairn Energy PLC (a)	64,207	$178,654
Cenovus Energy, Inc.	15,140	437,834

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Galp Energia SGPS S.A., “B”	19,143	$330,577
INPEX Corp.	49,500	642,160
Oil Search Ltd.	54,390	426,733
Reliance Industries Ltd.	30,934	482,093

		$2,498,051

Energy – Integrated – 4.6%
BG Group PLC	71,501	$1,332,092
Petroleo Brasileiro S.A., ADR	56,790	746,789
Royal Dutch Shell PLC, “A”	118,634	4,333,375

		$6,412,256

Engineering – Construction – 0.9%
JGC Corp.	37,000	$1,286,925

Food & Beverages – 4.8%
Groupe Danone	30,651	$2,167,478
M. Dias Branco S.A. Industria e Comercio de Alimentos	16,800	676,739
Nestle S.A.	51,581	3,882,943

		$6,727,160

Food & Drug Stores – 0.5%
Sundrug Co. Ltd.	16,500	$753,742

Gaming & Lodging – 1.1%
Paddy Power PLC	3,668	$292,076
Sands China Ltd.	157,200	1,174,465

		$1,466,541

General Merchandise – 0.3%
Dollarama, Inc.	5,510	$419,767

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	80,900	$321,603

Insurance – 4.6%
AIA Group Ltd.	397,800	$1,887,325
Delta Lloyd N.V.	24,250	672,336
Hiscox Ltd.	54,104	615,161
ING Groep N.V. (a)	110,600	1,565,582
Sony Financial Holdings, Inc.	30,300	496,120
Zurich Insurance Group AG	3,910	1,200,355

		$6,436,879

Internet – 0.2%
Yahoo Japan Corp.	58,800	$288,260

Machinery & Tools – 3.3%
Atlas Copco AB, “A”	69,504	$2,004,913
Joy Global, Inc.	18,520	1,074,160
Schindler Holding AG	9,948	1,466,234

		$4,545,307

Major Banks – 10.2%
BNP Paribas	25,457	$1,963,615
HSBC Holdings PLC	363,886	3,685,415

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc.	244,000	$1,340,387
Royal Bank of Scotland Group PLC (a)	293,089	1,519,619
Standard Chartered PLC	45,538	951,641
Sumitomo Mitsui Financial Group, Inc.	46,200	1,973,510
Westpac Banking Corp.	84,550	2,709,908

		$14,144,095

Medical & Health Technology & Services – 0.2%
Kobayashi Pharmaceutical Co. Ltd.	5,800	$334,351

Medical Equipment – 0.6%
Sonova Holding AG	5,806	$848,521

Metals & Mining – 3.4%
Gerdau S.A., ADR	88,670	$568,375
Iluka Resources Ltd.	122,222	1,123,286
Rio Tinto Ltd.	55,750	3,101,993

		$4,793,654

Natural Gas – Distribution – 2.6%
China Resources Gas Group Ltd.	172,000	$547,721
GDF SUEZ	49,210	1,346,392
Snam Rete Gas S.p.A.	139,190	814,959
Tokyo Gas Co. Ltd.	192,000	974,742

		$3,683,814

Natural Gas – Pipeline – 0.4%
APA Group	86,590	$516,352

Network & Telecom – 1.0%
Ericsson, Inc., “B”	101,797	$1,355,762

Oil Services – 0.5%
Technip	6,750	$696,598

Other Banks & Diversified Financials – 8.4%
Aeon Credit Service Co. Ltd.	27,400	$617,738
DBS Group Holdings Ltd.	107,000	1,375,459
Erste Group Bank AG	45,289	1,547,331
HDFC Bank Ltd., ADR	18,750	769,313
Itau Unibanco Holding S.A., ADR	24,317	361,351
Julius Baer Group Ltd.	23,331	1,035,321
Kasikornbank PLC, NVDR	110,700	607,417
KBC Group N.V.	28,110	1,729,104
Sberbank of Russia, ADR	31,609	307,239
UBS AG	116,465	2,405,578
UniCredit S.p.A.	105,927	967,518

		$11,723,369

Pharmaceuticals – 9.2%
Bayer AG	18,854	$2,550,147
GlaxoSmithKline PLC	100,285	2,660,831
Novartis AG	54,990	4,665,177
Roche Holding AG	4,386	1,314,733
Santen Pharmaceutical Co. Ltd.	35,400	1,570,818

		$12,761,706

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 0.5%
Reed Elsevier N.V.	29,968	$647,562

Real Estate – 1.4%
Deutsche Wohnen AG (a)	26,445	$552,308
Mitsubishi Estate Co. Ltd.	58,000	1,374,490

		$1,926,798

Restaurants – 1.1%
Whitbread PLC	22,867	$1,586,668

Specialty Chemicals – 4.7%
Akzo Nobel N.V.	29,389	$2,398,089
JSR Corp.	65,800	1,219,546
Linde AG	11,136	2,227,587
Symrise AG	13,678	683,265

		$6,528,487

Specialty Stores – 0.7%
Industria de Diseno Textil S.A.	6,569	$985,521

Telecommunications – Wireless – 3.3%
KDDI Corp.	43,700	$2,530,167
Turkcell Iletisim Hizmetleri A.S. (a)	96,910	541,232
Vodafone Group PLC	406,972	1,494,699

		$4,566,098

Telephone Services – 1.9%
Bezeq – The Israel Telecommunication Corp. Ltd.	136,140	$242,456
BT Group PLC	96,010	607,440
China Unicom (Hong Kong) Ltd.	166,000	218,294
TDC A.S.	63,715	589,023
Telecom Italia S.p.A. – Savings Shares	573,450	536,419
Telefonica Brasil S.A., ADR	22,290	473,440

		$2,667,072

Tobacco – 1.1%
Japan Tobacco, Inc.	48,300	$1,516,175

Trucking – 1.3%
Yamato Holdings Co. Ltd.	80,900	$1,743,173

Utilities – Electric Power – 0.8%
Canadian Utilities Ltd.	15,850	$589,697
Energias do Brasil S.A.	106,800	484,813

		$1,074,510

Total Common Stocks		$136,692,291

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,457,837	$1,457,837

Total Investments		$138,150,128

OTHER ASSETS, LESS LIABILITIES – 0.8%		1,156,303

Net Assets – 100.0%		$139,306,431

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$136,692,291	$—	$—	$136,692,291
Mutual Funds	1,457,837	—	—	1,457,837
Total Investments	$138,150,128	$—	$—	$138,150,128

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $9,468,309 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$126,994,593
Gross unrealized appreciation	20,805,622
Gross unrealized depreciation	(9,650,087)
Net unrealized appreciation (depreciation)	$11,155,535

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,340,796	8,068,862	(7,951,821)	1,457,837

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$145	$1,457,837

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United Kingdom	18.2%
Japan	18.1%
Switzerland	12.1%
France	10.5%
Germany	6.7%
United States	4.4%
Netherlands	4.4%
Hong Kong	4.3%
Australia	3.8%
Other Countries	17.5%

5

QUARTERLY REPORT

March 31, 2014

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 3.6%
BE Aerospace, Inc. (a)	88,150	$7,650,539
Honeywell International, Inc.	184,260	17,091,958
Precision Castparts Corp.	119,234	30,137,586

		$54,880,083

Alcoholic Beverages – 1.5%
Constellation Brands, Inc., “A” (a)	89,190	$7,578,472
Diageo PLC	266,975	8,283,077
Pernod Ricard S.A.	55,432	6,452,916

		$22,314,465

Apparel Manufacturers – 3.6%
LVMH Moet Hennessy Louis Vuitton S.A.	53,484	$9,722,368
Michael Kors Holdings Ltd. (a)	96,520	9,002,420
NIKE, Inc., “B”	131,492	9,711,999
PVH Corp.	52,474	6,547,181
VF Corp.	320,358	19,823,753

		$54,807,721

Biotechnology – 6.2%
Alexion Pharmaceuticals, Inc. (a)	128,460	$19,542,620
Biogen Idec, Inc. (a)	92,056	28,157,169
Celgene Corp. (a)	74,814	10,444,034
Gilead Sciences, Inc. (a)	235,560	16,691,782
Illumina, Inc. (a)	48,310	7,181,763
Isis Pharmaceuticals, Inc. (a)	38,060	1,644,573
Regeneron Pharmaceuticals, Inc. (a)	33,733	10,129,345

		$93,791,286

Broadcasting – 5.9%
Discovery Communications, Inc., “A” (a)	227,720	$18,832,444
Time Warner, Inc.	201,290	13,150,276
Twenty-First Century Fox, Inc.	759,950	24,295,602
Viacom, Inc., “B”	132,590	11,268,824
Walt Disney Co.	279,250	22,359,546

		$89,906,692

Brokerage & Asset Managers – 3.1%
Affiliated Managers Group, Inc. (a)	65,994	$13,202,100
BlackRock, Inc.	28,539	8,974,945
IntercontinentalExchange Group, Inc.	124,770	24,683,249

		$46,860,294

Business Services – 3.0%
Cognizant Technology Solutions Corp., “A” (a)	517,092	$26,170,026
FleetCor Technologies, Inc. (a)	91,670	10,551,217
Verisk Analytics, Inc., “A” (a)	142,750	8,559,290

		$45,280,533

Cable TV – 1.4%
Comcast Corp., “Special A”	435,230	$21,221,815

Chemicals – 1.7%
Monsanto Co.	224,640	$25,557,293

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.4%
Autodesk, Inc. (a)	178,450	$8,776,171
Citrix Systems, Inc. (a)	205,482	11,800,831
Oracle Corp.	491,590	20,110,947
PTC, Inc. (a)	118,310	4,191,723
Salesforce.com, Inc. (a)	243,907	13,924,651
TIBCO Software, Inc. (a)	140,630	2,857,602
VMware, Inc., “A” (a)	55,700	6,016,714

		$67,678,639

Computer Software – Systems – 3.0%
Apple, Inc.	30,464	$16,351,247
EMC Corp.	1,055,640	28,935,092

		$45,286,339

Construction – 0.9%
Sherwin-Williams Co.	71,727	$14,139,544

Consumer Products – 1.1%
Colgate-Palmolive Co.	159,622	$10,354,679
Estee Lauder Cos., Inc., “A”	99,979	6,686,596

		$17,041,275

Consumer Services – 1.9%
Priceline.com, Inc. (a)	24,716	$29,458,753

Electrical Equipment – 3.1%
AMETEK, Inc.	304,930	$15,700,846
Danaher Corp.	416,570	31,242,750

		$46,943,596

Electronics – 1.4%
Altera Corp.	420,860	$15,251,966
Linear Technology Corp.	132,460	6,449,477

		$21,701,443

Energy – Independent – 3.1%
Anadarko Petroleum Corp.	115,300	$9,772,828
Antero Resources Corp. (a)	39,320	2,461,432
Cabot Oil & Gas Corp.	206,030	6,980,296
Noble Energy, Inc.	159,285	11,315,606
Pioneer Natural Resources Co.	90,441	16,925,129

		$47,455,291

Entertainment – 0.2%
AMC Networks, Inc., “A” (a)	33,520	$2,449,977

Food & Beverages – 1.8%
Groupe Danone	79,844	$5,646,149
Mead Johnson Nutrition Co., “A”	93,856	7,803,188
Mondelez International, Inc.	399,250	13,794,088

		$27,243,425

Food & Drug Stores – 0.8%
CVS Caremark Corp.	167,050	$12,505,363

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 3.8%
Las Vegas Sands Corp.	240,600	$19,435,668
Marriott International, Inc., “A”	236,740	13,262,175
Wynn Resorts Ltd.	116,002	25,769,844

		$58,467,687

General Merchandise – 0.8%
Costco Wholesale Corp.	111,772	$12,482,697

Insurance – 0.5%
MetLife, Inc.	130,750	$6,903,600

Internet – 8.6%
eBay, Inc. (a)	328,630	$18,153,521
Facebook, Inc., “A “ (a)	399,170	24,046,001
Google, Inc., “A” (a)	67,429	75,150,295
LinkedIn Corp., “A” (a)	53,956	9,978,623
Yahoo!, Inc. (a)	101,790	3,654,261

		$130,982,701

Machinery & Tools – 2.3%
Colfax Corp. (a)	71,640	$5,110,079
Cummins, Inc.	76,070	11,333,669
Joy Global, Inc.	74,961	4,347,738
Roper Industries, Inc.	104,124	13,901,595

		$34,693,081

Major Banks – 0.7%
Morgan Stanley	342,160	$10,665,127

Medical & Health Technology & Services – 2.4%
Catamaran Corp. (a)	110,260	$4,935,238
Cerner Corp. (a)	180,234	10,138,163
Express Scripts Holding Co. (a)	288,008	21,626,521

		$36,699,922

Medical Equipment – 4.1%
C.R. Bard, Inc.	20,768	$3,073,249
Cooper Cos., Inc.	38,007	5,220,642
Covidien PLC	262,578	19,341,495
Thermo Fisher Scientific, Inc.	294,819	35,449,037

		$63,084,423

Network & Telecom – 1.6%
Qualcomm, Inc.	314,079	$24,768,270

Oil Services – 0.9%
Halliburton Co.	105,640	$6,221,140
Schlumberger Ltd.	82,070	8,001,825

		$14,222,965

Other Banks & Diversified Financials – 5.7%
American Express Co.	221,330	$19,926,340
MasterCard, Inc., “A”	385,029	28,761,666

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	177,015	$38,210,458

		$86,898,464

Pharmaceuticals – 4.9%
Actavis PLC (a)	106,310	$21,883,914
Bristol-Myers Squibb Co.	400,200	20,790,390
Forest Laboratories, Inc. (a)	32,590	3,007,079
Perrigo Co. PLC	78,623	12,159,833
Valeant Pharmaceuticals International, Inc. (a)	94,380	12,442,115
Zoetis, Inc.	168,260	4,869,444

		$75,152,775

Railroad & Shipping – 1.1%
Kansas City Southern Co.	51,213	$5,226,799
Union Pacific Corp.	62,238	11,679,583

		$16,906,382

Restaurants – 1.4%
Starbucks Corp.	153,070	$11,232,277
YUM! Brands, Inc.	134,091	10,109,120

		$21,341,397

Specialty Chemicals – 0.6%
Airgas, Inc.	87,350	$9,303,649

Specialty Stores – 4.8%
Amazon.com, Inc. (a)	54,980	$18,501,870
AutoZone, Inc. (a)	14,456	7,764,318
Ross Stores, Inc.	281,292	20,126,443
Tiffany & Co.	94,150	8,111,023
TJX Cos., Inc.	175,890	10,667,729
Tractor Supply Co.	81,943	5,787,634
Urban Outfitters, Inc. (a)	44,140	1,609,786

		$72,568,803

Telecommunications – Wireless – 2.0%
American Tower Corp., REIT	367,506	$30,087,716

Tobacco – 0.5%
Philip Morris International, Inc.	84,700	$6,934,389

Total Common Stocks		$1,498,687,875

MONEY MARKET FUNDS – 2.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	32,618,639	$32,618,639

Total Investments		$1,531,306,514

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(7,504,103)

Net Assets – 100.0%		$1,523,802,411

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,498,687,875	$—	$—	$1,498,687,875
Mutual Funds	32,618,639	—	—	32,618,639
Total Investments	$1,531,306,514	$—	$—	$1,531,306,514

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,098,661,880
Gross unrealized appreciation	438,223,944
Gross unrealized depreciation	(5,579,310)
Net unrealized appreciation (depreciation)	$432,644,634

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,764,729	59,249,599	(49,395,689)	32,618,639

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,305	$32,618,639

4

QUARTERLY REPORT

March 31, 2014

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 5.1%
Honeywell International, Inc.	114,380	$10,609,889
Precision Castparts Corp.	38,617	9,760,833
United Technologies Corp.	97,900	11,438,636

		$31,809,358

Alcoholic Beverages – 2.0%
Diageo PLC	167,836	$5,207,223
Pernod Ricard S.A.	64,049	7,456,033

		$12,663,256

Apparel Manufacturers – 2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	34,150	$6,207,816
NIKE, Inc., “B”	59,560	4,399,102
VF Corp.	88,365	5,468,026

		$16,074,944

Automotive – 0.9%
Bayerische Motoren Werke AG	18,842	$2,378,242
Delphi Automotive PLC	51,360	3,485,290

		$5,863,532

Biotechnology – 0.6%
Gilead Sciences, Inc. (a)	53,890	$3,818,645

Broadcasting – 4.4%
Time Warner, Inc.	119,230	$7,789,296
Twenty-First Century Fox, Inc.	212,610	6,797,142
Walt Disney Co.	163,520	13,093,046

		$27,679,484

Brokerage & Asset Managers – 2.0%
BlackRock, Inc.	32,680	$10,277,206
Franklin Resources, Inc.	43,620	2,363,332

		$12,640,538

Business Services – 3.6%
Accenture PLC, “A”	105,650	$8,422,418
Cognizant Technology Solutions Corp., “A” (a)	156,080	7,899,209
Fidelity National Information Services, Inc.	116,740	6,239,753

		$22,561,380

Cable TV – 1.5%
Comcast Corp., “A”	190,740	$9,540,815

Computer Software – 2.2%
Citrix Systems, Inc. (a)	73,930	$4,245,800
Oracle Corp.	230,310	9,421,982

		$13,667,782

Computer Software – Systems – 5.5%
Apple, Inc.	18,177	$9,756,323
EMC Corp.	501,590	13,748,582
Hewlett-Packard Co.	333,740	10,799,826

		$34,304,731

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.8%
Sherwin-Williams Co.	26,269	$5,178,408

Consumer Products – 2.9%
Colgate-Palmolive Co.	82,228	$5,334,130
Procter & Gamble Co.	158,150	12,746,890

		$18,081,020

Containers – 0.6%
Crown Holdings, Inc. (a)	89,460	$4,002,440

Electrical Equipment – 3.7%
Danaher Corp.	221,790	$16,634,250
W.W. Grainger, Inc.	26,135	6,603,269

		$23,237,519

Electronics – 3.0%
Altera Corp.	215,290	$7,802,110
Microchip Technology, Inc.	224,440	10,719,254

		$18,521,364

Energy – Independent – 2.6%
EOG Resources, Inc.	33,410	$6,554,040
Noble Energy, Inc.	46,781	3,323,322
Occidental Petroleum Corp.	66,060	6,294,857

		$16,172,219

Energy – Integrated – 1.8%
Chevron Corp.	35,769	$4,253,292
Exxon Mobil Corp.	73,620	7,191,202

		$11,444,494

Engineering – Construction – 0.8%
Fluor Corp.	61,850	$4,807,601

Food & Beverages – 2.8%
General Mills, Inc.	50,710	$2,627,792
Groupe Danone	102,491	7,247,626
Mondelez International, Inc.	213,690	7,382,990

		$17,258,408

General Merchandise – 2.0%
Kohl’s Corp.	99,290	$5,639,672
Target Corp.	113,580	6,872,726

		$12,512,398

Insurance – 1.1%
ACE Ltd.	69,850	$6,919,341

Internet – 2.9%
Google, Inc., “A” (a)	16,388	$18,264,590

Major Banks – 9.7%
Bank of America Corp.	476,910	$8,202,852
Goldman Sachs Group, Inc.	67,658	11,085,763
JPMorgan Chase & Co.	328,070	19,917,130
Morgan Stanley	144,050	4,490,039
State Street Corp.	54,290	3,775,870

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Wells Fargo & Co.	267,380	$13,299,481

		$60,771,135

Medical Equipment – 5.7%
Abbott Laboratories	124,380	$4,789,874
Covidien PLC	148,440	10,934,090
St. Jude Medical, Inc.	64,160	4,195,422
Stryker Corp.	59,420	4,840,947
Thermo Fisher Scientific, Inc.	90,110	10,834,826

		$35,595,159

Oil Services – 4.1%
Cameron International Corp. (a)	118,840	$7,340,747
Dresser-Rand Group, Inc. (a)	104,270	6,090,411
National Oilwell Varco, Inc.	71,060	5,533,442
Schlumberger Ltd.	68,130	6,642,675

		$25,607,275

Other Banks & Diversified Financials – 5.4%
American Express Co.	127,100	$11,442,813
MasterCard, Inc., “A”	121,600	9,083,520
Visa, Inc., “A”	60,326	13,021,970

		$33,548,303

Pharmaceuticals – 7.6%
Bristol-Myers Squibb Co.	81,060	$4,211,067
Endo International PLC (a)	81,880	5,621,062
Johnson & Johnson	138,146	13,570,082
Pfizer, Inc.	459,780	14,768,134
Valeant Pharmaceuticals International, Inc. (a)	72,620	9,573,495

		$47,743,840

Railroad & Shipping – 1.2%
Canadian National Railway Co.	132,510	$7,449,712

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.3%
McDonald’s Corp.	79,827	$7,825,441

Specialty Chemicals – 3.3%
FMC Corp.	64,730	$4,955,729
Linde AG	26,709	5,342,727
Praxair, Inc.	42,728	5,596,086
W.R. Grace & Co. (a)	49,000	4,859,330

		$20,753,872

Specialty Stores – 1.2%
Bed Bath & Beyond, Inc. (a)	52,170	$3,589,296
Ross Stores, Inc.	50,530	3,615,422

		$7,204,718

Telecommunications – Wireless – 1.6%
American Tower Corp., REIT	123,640	$10,122,407

Trucking – 0.8%
United Parcel Service, Inc., “B”	52,200	$5,083,236

Utilities – Electric Power – 2.2%
American Electric Power Co., Inc.	84,620	$4,286,849
CMS Energy Corp.	200,990	5,884,987
Wisconsin Energy Corp.	72,750	3,386,512

		$13,558,348

Total Common Stocks		$622,287,713

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	5,435,482	$5,435,482

Total Investments		$627,723,195

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(2,515,423)

Net Assets – 100.0%		$625,207,772

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$622,287,713	$—	$—	$622,287,713
Mutual Funds	5,435,482	—	—	5,435,482
Total Investments	$627,723,195	$—	$—	$627,723,195

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$421,005,357
Gross unrealized appreciation	208,227,175
Gross unrealized depreciation	(1,509,337)
Net unrealized appreciation (depreciation)	$206,717,838

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,298,195	25,555,974	(24,418,687)	5,435,482

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,029	$5,435,482

4

QUARTERLY REPORT

March 31, 2014

MFS® VALUE SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 7.0%
Honeywell International, Inc.	498,360	$46,227,872
Lockheed Martin Corp.	340,460	55,576,690
Northrop Grumman Corp.	166,080	20,490,950
United Technologies Corp.	429,690	50,204,980

		$172,500,492

Alcoholic Beverages – 1.5%
Diageo PLC	1,156,254	$35,873,548

Automotive – 1.9%
Delphi Automotive PLC	251,170	$17,044,396
General Motors Co.	137,770	4,742,043
Johnson Controls, Inc.	522,000	24,701,040

		$46,487,479

Broadcasting – 3.7%
Omnicom Group, Inc.	401,450	$29,145,270
Time Warner, Inc.	110,890	7,244,444
Viacom, Inc., “B”	238,390	20,260,766
Walt Disney Co.	420,190	33,644,613

		$90,295,093

Brokerage & Asset Managers – 2.7%
BlackRock, Inc.	72,353	$22,753,571
Franklin Resources, Inc.	597,082	32,349,903
NASDAQ OMX Group, Inc.	310,475	11,468,947

		$66,572,421

Business Services – 2.8%
Accenture PLC, “A”	614,470	$48,985,548
Fidelity National Information Services, Inc.	129,010	6,895,585
Fiserv, Inc. (a)	232,170	13,161,717

		$69,042,850

Cable TV – 1.0%
Comcast Corp., “Special A”	494,080	$24,091,341

Chemicals – 3.3%
3M Co.	358,278	$48,603,993
PPG Industries, Inc.	168,613	32,619,871

		$81,223,864

Computer Software – 1.5%
Oracle Corp.	871,210	$35,641,201

Computer Software – Systems – 1.9%
International Business Machines Corp.	243,902	$46,948,696

Construction – 0.7%
Stanley Black & Decker, Inc.	216,123	$17,557,833

Consumer Products – 0.5%
Procter & Gamble Co.	159,254	$12,835,872

Containers – 0.4%
Crown Holdings, Inc. (a)	201,860	$9,031,216

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.8%
Danaher Corp.	400,510	$30,038,250
Pentair Ltd.	124,202	9,854,187
Tyco International Ltd.	651,800	27,636,320

		$67,528,757

Electronics – 0.6%
Intel Corp.	591,770	$15,273,584

Energy – Independent – 2.2%
Apache Corp.	133,370	$11,063,042
EOG Resources, Inc.	50,382	9,883,437
Occidental Petroleum Corp.	351,140	33,460,131

		$54,406,610

Energy – Integrated – 3.8%
Chevron Corp.	313,724	$37,304,921
Exxon Mobil Corp.	571,248	55,799,505

		$93,104,426

Food & Beverages – 5.2%
Coca-Cola Enterprises, Inc.	177,850	$8,494,116
Dr Pepper Snapple Group, Inc.	225,090	12,258,401
General Mills, Inc.	716,520	37,130,066
Groupe Danone	274,142	19,385,884
Kellogg Co.	117,020	7,338,324
Nestle S.A.	577,701	43,488,492

		$128,095,283

Food & Drug Stores – 1.8%
CVS Caremark Corp.	600,401	$44,946,019

General Merchandise – 1.7%
Kohl’s Corp.	111,920	$6,357,056
Target Corp.	568,320	34,389,043

		$40,746,099

Insurance – 7.4%
ACE Ltd.	260,020	$25,757,581
Aon PLC	273,400	23,042,152
Chubb Corp.	196,820	17,576,026
MetLife, Inc.	905,973	47,835,374
Prudential Financial, Inc.	335,135	28,369,178
Travelers Cos., Inc.	464,750	39,550,225

		$182,130,536

Leisure & Toys – 0.7%
Hasbro, Inc.	217,370	$12,090,119
Mattel, Inc.	128,650	5,160,152

		$17,250,271

Machinery & Tools – 1.3%
Eaton Corp. PLC	291,910	$21,928,279
Illinois Tool Works, Inc.	127,436	10,364,370

		$32,292,649

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 12.4%
Bank of New York Mellon Corp.	1,027,710	$36,267,886
Goldman Sachs Group, Inc.	288,768	47,314,637
JPMorgan Chase & Co.	1,672,750	101,552,653
PNC Financial Services Group, Inc.	212,300	18,470,100
State Street Corp.	320,350	22,280,343
Wells Fargo & Co.	1,583,260	78,751,352

		$304,636,971

Medical & Health Technology & Services – 1.4%
Express Scripts Holding Co. (a)	327,440	$24,587,470
Quest Diagnostics, Inc.	157,940	9,147,885

		$33,735,355

Medical Equipment – 4.6%
Abbott Laboratories	710,050	$27,344,026
Covidien PLC	200,567	14,773,765
Medtronic, Inc.	475,320	29,251,193
St. Jude Medical, Inc.	272,860	17,842,315
Thermo Fisher Scientific, Inc.	196,930	23,678,863

		$112,890,162

Other Banks & Diversified Financials – 1.2%
U.S. Bancorp	532,400	$22,818,664
Western Union Co.	410,430	6,714,635

		$29,533,299

Pharmaceuticals – 8.4%
Johnson & Johnson	886,550	$87,085,807
Merck & Co., Inc.	447,050	25,379,029
Novartis AG	89,820	7,620,044
Pfizer, Inc.	2,420,956	77,761,107
Roche Holding AG	25,528	7,652,192
Zoetis, Inc.	21,480	621,631

		$206,119,810

Printing & Publishing – 0.7%
McGraw-Hill Cos., Inc.	128,910	$9,835,833
Moody’s Corp.	90,570	7,184,012

		$17,019,845

Railroad & Shipping – 0.6%
Canadian National Railway Co.	266,580	$14,987,128

Restaurants – 1.1%
McDonald’s Corp.	264,133	$25,892,958

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.1%
Valspar Corp.	31,420	$2,266,010

Specialty Stores – 1.2%
Advance Auto Parts, Inc.	112,650	$14,250,225
Bed Bath & Beyond, Inc. (a)	93,200	6,412,160
Staples, Inc.	804,930	9,127,906

		$29,790,291

Telecommunications – Wireless – 0.6%
Vodafone Group PLC	4,256,792	$15,634,055

Telephone Services – 2.7%
AT&T, Inc.	609,780	$21,384,985
Verizon Communications, Inc.	934,900	44,473,193

		$65,858,178

Tobacco – 5.5%
Altria Group, Inc.	294,641	$11,028,413
Imperial Tobacco Group PLC	120,686	4,875,117
Lorillard, Inc.	571,080	30,884,006
Philip Morris International, Inc.	1,066,061	87,278,414

		$134,065,950

Trucking – 1.5%
United Parcel Service, Inc., “B”	386,660	$37,652,951

Utilities – Electric Power – 0.7%
Duke Energy Corp.	114,410	$8,148,280
PPL Corp.	173,550	5,751,447
Public Service Enterprise Group, Inc.	115,910	4,420,807

		$18,320,534

Total Common Stocks		$2,432,279,637

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5%	35,180	$2,341,933

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	19,971,536	$19,971,536

Total Investments		$2,454,593,106

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(164,690)

Net Assets – 100.0%		$2,454,428,416

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,434,621,570	$—	$—	$2,434,621,570
Mutual Funds	19,971,536	—	—	19,971,536
Total Investments	$2,454,593,106	$—	$—	$2,454,593,106

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,668,354,216
Gross unrealized appreciation	790,845,259
Gross unrealized depreciation	(4,606,369)
Net unrealized appreciation (depreciation)	$786,238,890

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	883	93,601,253	(73,630,600)	19,971,536

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,221	$19,971,536

4

QUARTERLY REPORT

March 31, 2014

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 3.0%
BE Aerospace, Inc. (a)	82,900	$7,194,891
TransDigm Group, Inc.	38,749	7,176,315

		$14,371,206

Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A” (a)	36,360	$3,089,507

Apparel Manufacturers – 1.5%
PVH Corp.	55,828	$6,965,662

Automotive – 2.4%
LKQ Corp. (a)	162,720	$4,287,672
TRW Automotive Holdings Corp. (a)	89,160	7,277,239

		$11,564,911

Biotechnology – 3.3%
Alexion Pharmaceuticals, Inc. (a)	47,970	$7,297,672
Illumina, Inc. (a)	15,010	2,231,387
Isis Pharmaceuticals, Inc. (a)	17,940	775,187
Medivation, Inc. (a)	8,540	549,720
Regeneron Pharmaceuticals, Inc. (a)	11,784	3,538,500
Vertex Pharmaceuticals, Inc. (a)	20,950	1,481,584

		$15,874,050

Broadcasting – 1.8%
Discovery Communications, Inc., “A” (a)	44,442	$3,675,351
RetailMeNot, Inc. (a)	81,070	2,594,240
Scripps Networks Interactive, Inc., “A”	28,540	2,166,471

		$8,436,062

Brokerage & Asset Managers – 4.5%
Affiliated Managers Group, Inc. (a)	37,935	$7,588,899
Evercore Partners, Inc.	113,520	6,271,980
IntercontinentalExchange Group, Inc.	37,782	7,474,413

		$21,335,292

Business Services – 11.0%
Bright Horizons Family Solutions, Inc. (a)	193,130	$7,553,314
Cognizant Technology Solutions Corp., “A” (a)	148,210	7,500,908
FleetCor Technologies, Inc. (a)	62,940	7,244,394
Gartner, Inc. (a)	148,500	10,311,840
IHS, Inc., “A” (a)	29,140	3,540,510
Jones Lang LaSalle, Inc.	79,200	9,385,200
Realogy Holdings Corp. (a)	73,780	3,205,741
Verisk Analytics, Inc., “A” (a)	59,520	3,568,819

		$52,310,726

Cable TV – 1.8%
Charter Communications, Inc., “A” (a)	27,417	$3,377,774
Liberty Global PLC, “A” (a)	62,270	2,590,432
Liberty Global PLC, “C” (a)	62,270	2,535,012

		$8,503,218

Computer Software – 3.3%
Autodesk, Inc. (a)	62,270	$3,062,441
Citrix Systems, Inc. (a)	66,670	3,828,858

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
CommVault Systems, Inc. (a)	18,870	$1,225,607
Qlik Technologies, Inc. (a)	130,750	3,476,643
TIBCO Software, Inc. (a)	191,590	3,893,109

		$15,486,658

Computer Software – Systems – 2.4%
SS&C Technologies Holdings, Inc. (a)	116,150	$4,648,323
Vantiv, Inc., “A” (a)	218,420	6,600,652

		$11,248,975

Construction – 1.2%
Pool Corp.	92,430	$5,667,808

Consumer Products – 0.9%
Newell Rubbermaid, Inc.	138,550	$4,142,645

Consumer Services – 2.6%
DeVry, Inc.	44,410	$1,882,540
HomeAway, Inc. (a)	57,640	2,171,299
Nord Anglia Education, Inc. (a)	118,350	2,268,768
Priceline.com, Inc. (a)	4,949	5,898,664

		$12,221,271

Containers – 0.6%
Crown Holdings, Inc. (a)	66,820	$2,989,527

Electrical Equipment – 6.2%
AMETEK, Inc.	157,349	$8,101,900
Amphenol Corp., “A”	41,180	3,774,147
Mettler-Toledo International, Inc. (a)	11,547	2,721,397
Pentair Ltd.	80,360	6,375,760
Sensata Technologies Holding B.V. (a)	73,720	3,143,421
TriMas Corp. (a)	55,820	1,853,224
WESCO International, Inc. (a)	43,250	3,599,265

		$29,569,114

Electronics – 1.6%
Altera Corp.	173,900	$6,302,136
Stratasys Ltd. (a)	14,610	1,549,975

		$7,852,111

Energy – Independent – 3.4%
Cabot Oil & Gas Corp.	144,910	$4,909,551
Gulfport Energy Corp. (a)	75,540	5,376,937
PDC Energy, Inc. (a)	20,010	1,245,823
Pioneer Natural Resources Co.	24,480	4,581,187

		$16,113,498

Entertainment – 1.4%
AMC Networks, Inc., “A” (a)	89,270	$6,524,744

Food & Beverages – 2.7%
Chr. Hansen Holding A.S.	163,381	$6,481,758
Mead Johnson Nutrition Co., “A”	39,150	3,254,931
WhiteWave Foods Co., “A” (a)	102,200	2,916,786

		$12,653,475

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 2.7%
Extended Stay America, Inc.	158,130	$3,600,620
MGM Mirage (a)	115,150	2,977,779
Norwegian Cruise Line Holdings Ltd. (a)	29,380	948,093
Wynn Resorts Ltd.	23,028	5,115,670

		$12,642,162

General Merchandise – 1.1%
Five Below, Inc. (a)	125,470	$5,329,966

Insurance – 0.8%
Lincoln National Corp.	78,470	$3,976,075

Internet – 1.8%
ChannelAdvisor Corp. (a)	57,070	$2,153,822
LinkedIn Corp., “A” (a)	15,606	2,886,174
Shutterstock, Inc. (a)	24,540	1,781,849
Yelp, Inc. (a)	25,010	1,924,021

		$8,745,866

Leisure & Toys – 0.8%
Brunswick Corp.	82,740	$3,747,295

Machinery & Tools – 5.8%
Colfax Corp. (a)	75,720	$5,401,108
Flowserve Corp.	66,566	5,214,780
Joy Global, Inc.	53,350	3,094,300
Roper Industries, Inc.	60,126	8,027,420
WABCO Holdings, Inc. (a)	54,600	5,763,576

		$27,501,184

Major Banks – 0.7%
Morgan Stanley	100,370	$3,128,533

Medical & Health Technology & Services – 4.5%
Advisory Board Co. (a)	61,710	$3,964,868
Catamaran Corp. (a)	34,480	1,543,325
Cerner Corp. (a)	85,990	4,836,938
Covance, Inc. (a)	36,370	3,778,843
Henry Schein, Inc. (a)	61,080	7,291,118

		$21,415,092

Medical Equipment – 4.4%
C.R. Bard, Inc.	36,722	$5,434,122
Cooper Cos., Inc.	42,279	5,807,443
Endologix, Inc. (a)	75,240	968,340
PerkinElmer, Inc.	182,920	8,242,375
Thermo Fisher Scientific, Inc.	5,880	707,011

		$21,159,291

Oil Services – 1.8%
Core Laboratories N.V.	16,692	$3,312,360
Dresser-Rand Group, Inc. (a)	38,990	2,277,406
FMC Technologies, Inc. (a)	61,840	3,233,614

		$8,823,380

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.0%
MasterCard, Inc., “A”	64,928	$4,850,122

Pharmaceuticals – 4.7%
Actavis PLC (a)	46,580	$9,588,493
Endo International PLC (a)	56,260	3,862,249
Intercept Pharmaceuticals, Inc. (a)	1,200	395,748
Jazz Pharmaceuticals PLC (a)	25,810	3,579,333
Salix Pharmaceuticals, Ltd. (a)	45,560	4,720,472

		$22,146,295

Pollution Control – 0.6%
Stericycle, Inc. (a)	23,445	$2,663,821

Railroad & Shipping – 1.0%
Kansas City Southern Co.	47,088	$4,805,801

Restaurants – 0.3%
BJ’s Restaurants, Inc. (a)	48,330	$1,580,874

Specialty Chemicals – 2.1%
Airgas, Inc.	22,580	$2,404,996
Arrowhead Research Corp. (a)	32,510	533,814
FMC Corp.	44,180	3,382,421
W.R. Grace & Co. (a)	37,650	3,733,751

		$10,054,982

Specialty Stores – 6.3%
Advance Auto Parts, Inc.	52,460	$6,636,190
GameStop Corp., “A”	37,380	1,536,318
PetSmart, Inc.	17,010	1,171,819
Ross Stores, Inc.	121,100	8,664,705
Tiffany & Co.	34,770	2,995,436
Tractor Supply Co.	52,974	3,741,554
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	28,080	2,737,238
Urban Outfitters, Inc. (a)	67,050	2,445,314

		$29,928,574

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	47,550	$3,892,919
SBA Communications Corp. (a)	72,000	6,549,120

		$10,442,039

Total Common Stocks		$469,861,812

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	5,315,002	$5,315,002

Total Investments		$475,176,814

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(207,676)

Net Assets – 100.0%		$474,969,138

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$469,861,812	$—	$—	$469,861,812
Mutual Funds	5,315,002	—	—	5,315,002
Total Investments	$475,176,814	$—	$—	$475,176,814

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,481,758 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$381,243,011
Gross unrealized appreciation	99,145,648
Gross unrealized depreciation	(5,211,845)
Net unrealized appreciation (depreciation)	$93,933,803

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,406,640	29,145,601	(29,237,239)	5,315,002

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,311	$5,315,002

5

QUARTERLY REPORT

March 31, 2014

MFS® INVESTORS GROWTH STOCK SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 4.1%
Precision Castparts Corp.	18,110	$4,577,482
United Technologies Corp.	111,220	12,994,945

		$17,572,427

Alcoholic Beverages – 2.1%
Beam, Inc.	20,710	$1,725,143
Pernod Ricard S.A.	62,037	7,221,813

		$8,946,956

Apparel Manufacturers – 4.5%
LVMH Moet Hennessy Louis Vuitton S.A.	56,372	$10,247,351
NIKE, Inc., “B”	58,910	4,351,093
VF Corp.	78,839	4,878,557

		$19,477,001

Automotive – 1.0%
Johnson Controls, Inc.	86,570	$4,096,492

Broadcasting – 8.5%
Discovery Communications, Inc., “A” (a)	62,100	$5,135,670
Omnicom Group, Inc.	36,540	2,652,804
Time Warner, Inc.	149,130	9,742,663
Twenty-First Century Fox, Inc.	162,820	5,205,355
Viacom, Inc., “B”	35,810	3,043,492
Walt Disney Co.	136,190	10,904,733

		$36,684,717

Brokerage & Asset Managers – 3.7%
Charles Schwab Corp.	77,430	$2,116,162
CME Group, Inc.	57,390	4,247,434
Franklin Resources, Inc.	175,146	9,489,410

		$15,853,006

Business Services – 5.2%
Accenture PLC, “A”	219,350	$17,486,582
Cognizant Technology Solutions Corp., “A” (a)	68,300	3,456,663
MSCI, Inc., “A” (a)	34,370	1,478,597

		$22,421,842

Chemicals – 1.5%
Monsanto Co.	55,859	$6,355,078

Computer Software – 2.9%
Oracle Corp.	309,690	$12,669,418

Computer Software – Systems – 4.6%
Apple, Inc.	7,604	$4,081,371
EMC Corp.	391,010	10,717,584
International Business Machines Corp.	25,993	5,003,393

		$19,802,348

Construction – 1.0%
Sherwin-Williams Co.	22,298	$4,395,605

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 6.2%
Church & Dwight Co., Inc.	39,820	$2,750,367
Colgate-Palmolive Co.	213,104	13,824,056
Procter & Gamble Co.	126,863	10,225,158

		$26,799,581

Electrical Equipment – 9.4%
Amphenol Corp., “A”	34,630	$3,173,840
Danaher Corp.	183,940	13,795,500
Mettler-Toledo International, Inc. (a)	24,818	5,849,106
Sensata Technologies Holding B.V. (a)	244,090	10,407,998
W.W. Grainger, Inc.	28,949	7,314,254

		$40,540,698

Electronics – 3.0%
Microchip Technology, Inc.	139,340	$6,654,878
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	303,976	6,085,600

		$12,740,478

Energy – Independent – 0.8%
Occidental Petroleum Corp.	37,330	$3,557,176

Food & Beverages – 4.7%
Groupe Danone	115,030	$8,134,318
Mead Johnson Nutrition Co., “A”	105,130	8,740,508
PepsiCo, Inc.	39,590	3,305,765

		$20,180,591

Food & Drug Stores – 2.4%
CVS Caremark Corp.	139,433	$10,437,954

General Merchandise – 0.6%
Target Corp.	39,350	$2,381,069

Internet – 5.2%
eBay, Inc. (a)	59,950	$3,311,638
Google, Inc., “A” (a)	17,011	18,958,930

		$22,270,568

Medical & Health Technology & Services – 2.7%
Express Scripts Holding Co. (a)	130,266	$9,781,674
Patterson Cos., Inc.	47,860	1,998,634

		$11,780,308

Medical Equipment – 6.6%
Abbott Laboratories	145,790	$5,614,373
DENTSPLY International, Inc.	137,650	6,337,406
St. Jude Medical, Inc.	37,720	2,466,511
Thermo Fisher Scientific, Inc.	82,640	9,936,634
Waters Corp. (a)	38,160	4,136,926

		$28,491,850

Metals & Mining – 0.5%
Rio Tinto Ltd.	36,130	$2,010,314

Oil Services – 2.8%
Schlumberger Ltd.	121,650	$11,860,875

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 4.5%
MasterCard, Inc., “A”	70,998	$5,303,551
Visa, Inc., “A”	65,989	14,244,386

		$19,547,937

Pharmaceuticals – 4.4%
Allergan, Inc.	26,121	$3,241,616
Johnson & Johnson	69,920	6,868,242
Zoetis, Inc.	301,500	8,725,410

		$18,835,268

Railroad & Shipping – 0.6%
Kuehne & Nagel, Inc. AG	17,320	$2,423,487

Restaurants – 1.7%
McDonald’s Corp.	75,414	$7,392,834

Specialty Chemicals – 1.8%
Praxair, Inc.	57,818	$7,572,423

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.7%
Industria de Diseno Textil S.A.	20,309	$3,046,879

Trucking – 1.3%
Expeditors International of Washington, Inc.	141,720	$5,616,364

Total Common Stocks		$425,761,544

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,158,862	$2,158,862

Total Investments		$427,920,406

OTHER ASSETS, LESS LIABILITIES – 0.5%		2,108,358

Net Assets – 100.0%		$430,028,764

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$425,761,544	$—	$—	$425,761,544
Mutual Funds	2,158,862	—	—	2,158,862
Total Investments	$427,920,406	$—	$—	$427,920,406

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$291,445,118
Gross unrealized appreciation	137,413,824
Gross unrealized depreciation	(938,536)
Net unrealized appreciation (depreciation)	$136,475,288

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,053,575	12,404,287	(11,299,000)	2,158,862

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$928	$2,158,862

4

QUARTERLY REPORT

March 31, 2014

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 5.2%
Honeywell International, Inc.	15,240	$1,413,663
MTU Aero Engines Holding AG	4,470	415,425
United Technologies Corp.	10,090	1,178,916

		$3,008,004

Alcoholic Beverages – 6.3%
Carlsberg A.S., “B”	5,176	$514,797
Diageo PLC	43,063	1,336,058
Heineken N.V.	14,564	1,013,638
Pernod Ricard S.A.	7,213	839,675

		$3,704,168

Apparel Manufacturers – 3.9%
Burberry Group PLC	13,128	$305,315
Compagnie Financiere Richemont S.A.	7,149	682,513
LVMH Moet Hennessy Louis Vuitton S.A.	5,786	1,051,784
NIKE, Inc., “B”	2,820	208,285

		$2,247,897

Automotive – 1.1%
Delphi Automotive PLC	7,440	$504,878
Harley-Davidson, Inc.	1,900	126,559

		$631,437

Broadcasting – 7.4%
Omnicom Group, Inc.	7,920	$574,992
Time Warner, Inc.	16,260	1,062,266
Viacom, Inc., “B”	2,680	227,773
Walt Disney Co.	21,120	1,691,078
WPP PLC	36,115	744,787

		$4,300,896

Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	4,492	$357,504
Franklin Resources, Inc.	14,007	758,899

		$1,116,403

Business Services – 4.4%
Accenture PLC, “A”	14,890	$1,187,031
Adecco S.A.	4,640	386,032
Brenntag AG	1,554	288,268
Compass Group PLC	46,180	704,449

		$2,565,780

Cable TV – 1.3%
British Sky Broadcasting Group PLC	21,360	$325,122
Time Warner Cable, Inc.	3,340	458,181

		$783,303

Chemicals – 1.9%
3M Co.	8,012	$1,086,908

Computer Software – 2.6%
Check Point Software Technologies Ltd. (a)	3,630	$245,497
Dassault Systems S.A.	957	112,118

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	27,830	$1,138,525

		$1,496,140

Computer Software – Systems – 0.2%
Canon, Inc.	3,000	$92,748

Consumer Products – 6.1%
Colgate-Palmolive Co.	12,258	$795,176
International Flavors & Fragrances, Inc.	5,990	573,063
Procter & Gamble Co.	2,423	195,294
Reckitt Benckiser Group PLC	18,046	1,470,273
Svenska Cellulosa Aktiebolaget	18,200	535,683

		$3,569,489

Electrical Equipment – 3.9%
Amphenol Corp., “A”	5,270	$482,996
Legrand S.A.	12,484	775,570
Rockwell Automation, Inc.	1,310	163,161
Schneider Electric S.A.	9,647	855,223

		$2,276,950

Electronics – 2.8%
Altera Corp.	7,840	$284,122
Hoya Corp.	17,200	535,422
Microchip Technology, Inc.	8,830	421,721
Samsung Electronics Co. Ltd.	324	408,786

		$1,650,051

Energy – Independent – 0.4%
INPEX Corp.	20,000	$259,458

Food & Beverages – 5.4%
Dr Pepper Snapple Group, Inc.	4,500	$245,070
Groupe Danone	14,397	1,018,080
Kellogg Co.	5,140	322,329
Nestle S.A.	20,735	1,560,901

		$3,146,380

Food & Drug Stores – 0.3%
Lawson, Inc.	2,400	$169,743

Gaming & Lodging – 0.3%
William Hill PLC	32,905	$187,064

General Merchandise – 0.6%
Target Corp.	6,070	$367,296

Insurance – 0.4%
Swiss Re Ltd.	2,591	$240,181

Major Banks – 5.7%
Bank of New York Mellon Corp.	27,290	$963,064
Goldman Sachs Group, Inc.	3,655	598,872
Standard Chartered PLC	29,038	606,828
State Street Corp.	16,630	1,156,617

		$3,325,381

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 8.0%
DENTSPLY International, Inc.	9,490	$436,920
Medtronic, Inc.	12,030	740,326
Sonova Holding AG	2,862	418,269
St. Jude Medical, Inc.	11,580	757,216
Stryker Corp.	4,760	387,797
Thermo Fisher Scientific, Inc.	11,460	1,377,950
Waters Corp. (a)	5,020	544,218

		$4,662,696

Network & Telecom – 0.6%
Cisco Systems, Inc.	14,900	$333,909

Oil Services – 3.0%
National Oilwell Varco, Inc.	6,910	$538,082
Saipem S.p.A.	10,788	263,356
Schlumberger Ltd.	9,570	933,075

		$1,734,513

Other Banks & Diversified Financials – 8.2%
American Express Co.	9,570	$861,587
Credicorp Ltd.	877	120,956
Erste Group Bank AG	8,916	304,621
Grupo Financiero Banorte S.A. de C.V.	28,500	191,732
ICICI Bank Ltd.	12,233	255,024
Itau Unibanco Holding S.A., ADR	28,611	425,159
Julius Baer Group Ltd.	8,827	391,701
Kasikornbank Co. Ltd.	33,500	191,045
Komercni Banka A.S.	556	132,817
Sberbank of Russia, ADR	13,887	134,982
UBS AG	31,047	641,274
Visa, Inc., “A”	5,317	1,147,728

		$4,798,626

Pharmaceuticals – 4.8%
Bayer AG	9,793	$1,324,578
Johnson & Johnson	4,130	405,690
Merck KGaA	3,751	631,735
Roche Holding AG	1,494	447,837

		$2,809,840

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.9%
Canadian National Railway Co.	17,938	$1,008,474
Kuehne & Nagel, Inc. AG	860	120,335

		$1,128,809

Restaurants – 1.3%
McDonald’s Corp.	6,737	$660,428
Whitbread PLC	1,197	83,056

		$743,484

Specialty Chemicals – 5.8%
Akzo Nobel N.V.	10,144	$827,732
L’Air Liquide S.A.	2,367	320,611
Linde AG	8,022	1,604,679
Praxair, Inc.	4,859	636,383

		$3,389,405

Specialty Stores – 1.8%
AutoZone, Inc. (a)	986	$529,581
Sally Beauty Holdings, Inc. (a)	14,800	405,520
Urban Outfitters, Inc. (a)	2,650	96,646

		$1,031,747

Trucking – 1.5%
United Parcel Service, Inc., “B”	9,200	$895,896

Total Common Stocks		$57,754,602

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	19	$19

Total Investments		$57,754,621

OTHER ASSETS, LESS LIABILITIES – 1.0%		606,822

Net Assets – 100.0%		$58,361,443

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$57,754,602	$—	$—	$57,754,602
Mutual Funds	19	—	—	19
Total Investments	$57,754,621	$—	$—	$57,754,621

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $647,614 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$37,152,812
Gross unrealized appreciation	21,046,545
Gross unrealized depreciation	(444,736)
Net unrealized appreciation (depreciation)	$20,601,809

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	168,568	2,576,364	(2,744,913)	19

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$85	$19

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	52.3%
United Kingdom	9.9%
France	8.5%
Switzerland	8.4%
Germany	7.9%
Netherlands	3.2%
Japan	1.8%
Canada	1.7%
Sweden	0.9%
Other Countries	5.4%

4

QUARTERLY REPORT

March 31, 2014

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 93.6%
Broadcasting – 0.7%
Twenty-First Century Fox, Inc.	358,050	$11,446,859

Cable TV – 8.9%
Astro Malaysia Holdings Berhad	8,499,800	$8,329,309
Charter Communications, Inc., “A” (a)	78,177	9,631,406
Comcast Corp., “Special A”	1,192,255	58,134,354
Liberty Global PLC, “A” (a)	176,629	7,347,766
Liberty Global PLC, “C” (a)	533,323	21,711,579
Time Warner Cable, Inc.	169,793	23,292,204
Ziggo N.V.	290,176	12,892,287

		$141,338,905

Energy – Independent – 4.6%
Anadarko Petroleum Corp.	132,640	$11,242,566
Antero Resources Corp. (a)	121,170	7,585,242
Cabot Oil & Gas Corp.	21,610	732,147
Energen Corp.	178,966	14,462,242
EQT Corp.	205,579	19,934,996
Markwest Energy Partners LP	60,290	3,938,143
Noble Energy, Inc.	74,667	5,304,344
Rice Energy, Inc. (a)	116,740	3,080,769
Targa Resources Corp.	8,252	819,094
Western Gas Equity Partners LP	108,440	5,325,488

		$72,425,031

Internet – 0.2%
Iliad S.A.	9,333	$2,691,096

Natural Gas – Distribution – 7.7%
AGL Energy Ltd.	322,340	$4,537,882
AGL Resources, Inc.	32,100	1,571,616
Centrica PLC	499,341	2,744,675
China Resources Gas Group Ltd.	2,958,000	9,419,532
Gas Natural SDG S.A.	398,650	11,209,172
GDF SUEZ	730,410	19,984,106
Infraestructura Energetica Nova, S.A. de C.V	655,900	3,394,171
NiSource, Inc.	154,816	5,500,612
Questar Corp.	150,400	3,576,512
Sempra Energy	265,052	25,646,432
Snam Rete Gas S.p.A.	2,740,920	16,048,116
Spectra Energy Corp.	510,607	18,861,823

		$122,494,649

Natural Gas – Pipeline – 11.2%
APA Group	668,654	$3,987,307
Cheniere Energy, Inc. (a)	154,937	8,575,763
DCP Midstream Partners LP	30,010	1,503,501
Enagas S.A.	746,096	22,689,984
Enbridge, Inc.	345,360	15,685,686
Energy Transfer Equity LP	13,400	626,450
Enterprise Products Partners LP	11,380	789,317
Kinder Morgan, Inc.	1,170,444	38,027,726
ONEOK Partners LP	157,570	8,437,874

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – continued
ONEOK, Inc.	411,016	$24,352,698
Plains All American Pipeline LP	43,660	2,406,539
Plains GP Holdings LP	29,680	830,446
SemGroup Corp., “A”	53,250	3,497,460
TransCanada Corp. (l)	207,660	9,439,091
Williams Cos., Inc.	575,832	23,367,263
Williams Partners LP	246,630	12,563,332

		$176,780,437

Oil Services – 0.3%
Ensco PLC, “A”	44,540	$2,350,821
Noble Corp. PLC	74,410	2,436,183

		$4,787,004

Telecommunications – Wireless – 6.3%
American Tower Corp., REIT	333,888	$27,335,411
Cellcom Israel Ltd.	521,377	7,184,575
KDDI Corp.	26,600	1,540,102
MegaFon OAO, GDR	227,320	6,399,058
Mobile TeleSystems OJSC	169,370	1,308,884
Mobile TeleSystems OJSC, ADR	945,361	16,534,364
SBA Communications Corp. (a)	58,538	5,324,616
TIM Participacoes S.A., ADR	290,252	7,534,942
Turkcell Iletisim Hizmetleri A.S. (a)	1,830,670	10,224,100
Vodafone Group PLC	4,540,231	16,675,050

		$100,061,102

Telephone Services – 8.0%
Altice S.A. (a)	273,749	$12,196,390
Bezeq – The Israel Telecommunication Corp. Ltd.	9,252,071	16,477,308
CenturyLink, Inc.	321,372	10,553,856
Empresa Nacional de Telecomunicaciones S.A.	67,164	822,686
Portugal Telecom, SGPS, S.A.	206,942	880,084
PT Telekomunikasi Indonesia	8,725,500	1,708,846
PT XL Axiata Tbk	10,767,500	4,184,198
Quebecor, Inc., “B” (l)	381,780	9,324,342
TDC A.S.	1,666,916	15,410,057
Telecom Italia S.p.A.	684,503	807,213
Telecom Italia S.p.A. – Savings Shares	10,620,995	9,935,134
Telefonica Brasil S.A., ADR	305,207	6,482,597
Verizon Communications, Inc.	509,456	24,234,822
Windstream Holdings, Inc.	1,742,030	14,354,327

		$127,371,860

Utilities – Electric Power – 45.7%
AES Corp.	1,909,624	$27,269,431
Aksa Enerji Uretim A.S. (a)	4,294,585	4,716,677
ALLETE, Inc.	238,440	12,499,025
Alliant Energy Corp.	223,330	12,687,377
Ameren Corp.	83,140	3,425,368
American Electric Power Co., Inc.	546,537	27,687,564

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Calpine Corp. (a)	2,013,132	$42,094,590
Canadian Utilities Ltd.	112,220	4,175,132
CenterPoint Energy, Inc.	456,464	10,813,632
Cheung Kong Infrastructure Holdings Ltd.	1,556,000	9,929,994
China Longyuan Power Group	4,554,000	4,585,411
CMS Energy Corp.	1,477,129	43,250,337
Companhia Energetica de Minas Gerais, IPS	1,606,542	10,797,602
Companhia Paranaense de Energia, ADR (l)	367,077	4,812,379
Companhia Paranaense de Energia, IPS	1,100,000	14,451,741
Covanta Holding Corp.	251,190	4,533,980
CPFL Energia S.A.	705,200	5,780,837
Dominion Resources, Inc.	354,990	25,200,740
Drax Group	188,299	2,404,648
DTE Energy Co.	322,210	23,936,981
Duke Energy Corp.	264,620	18,846,236
Edison International	530,448	30,028,661
EDP Renovaveis S.A.	4,529,209	30,162,530
ENEL Green Power International B.V.	628,519	1,764,661
Enel S.p.A.	154,810	876,129
Energias de Portugal S.A.	10,571,749	49,095,802
Energias do Brasil S.A.	3,244,900	14,730,044
Iberdrola S.A.	114,988	804,105
Infinis Energy PLC (a)	1,058,579	4,200,248
ITC Holdings Corp.	284,532	10,627,270
Light S.A.	695,440	5,746,805
National Grid PLC	365,668	5,011,105
NextEra Energy, Inc.	457,966	43,790,709
Northeast Utilities	793,427	36,100,929
NRG Energy, Inc.	1,517,214	48,247,405
NRG Yield, Inc.	61,000	2,411,330
OGE Energy Corp.	581,010	21,357,928
Pinnacle West Capital Corp.	285,590	15,610,350
Portland General Electric Co.	478,430	15,472,426
PPL Corp.	252,701	8,374,511
Public Service Enterprise Group, Inc.	754,111	28,761,794
Red Electrica de Espana	174,870	14,213,665
SSE PLC	796,142	19,497,864
Tractebel Energia S.A.	153,500	2,374,548
UIL Holdings Corp.	22,270	819,759

		$723,980,260

Total Common Stocks		$1,483,377,203

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 3.7%
Telecommunications – Wireless – 0.2%
Crown Castle International Corp., “A”, 4.5%	29,810	$3,022,436

Utilities – Electric Power – 3.5%
Dominion Resources, Inc., “A”, 6.125%	160,770	$9,244,275
Dominion Resources, Inc., “B”, 6%	165,890	9,583,465
NextEra Energy, Inc., 5.889%	213,820	13,113,581
PPL Corp., 8.75%	423,569	23,169,224

		$55,110,545

Total Convertible Preferred Stocks		$58,132,981

CONVERTIBLE BONDS – 0.7%
Telecommunications – Wireless – 0.7%
SBA Communications Corp., 4%, 10/01/14	$3,652,807	$10,896,780

BONDS – 0.1%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 9.137%, 1/05/23 (i)(z)	$40,058	$3,417

Utilities – Electric Power – 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)	$1,994,000	$2,183,430

Total Bonds		$2,186,847

	Strike Price	First Exercise
WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	78,070	$138,184

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)			24,459,878	$24,459,878

COLLATERAL FOR SECURITIES LOANED – 0.8%
Navigator Securities Lending Prime Portfolio, 0.2%, at Net Asset Value (j)			12,308,677	$12,308,677

Total Investments				$1,591,500,550

OTHER ASSETS, LESS LIABILITIES – (0.4)%				(6,123,334)

Net Assets – 100.0%				$1,585,377,216

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,183,430, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 9.137%, 1/05/23	1/18/02	$1,377	$3,417
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

GDR	Global Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

Derivative Contracts at 3/31/14

Forward Foreign Currency Exchange Contracts at 3/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	315,674	4/11/14	$430,348	$434,880	$4,532
BUY	EUR	Citibank N.A.	1,301,581	4/11/14	1,772,779	1,793,087	20,308
BUY	EUR	Credit Suisse Group	1,245,849	4/11/14	1,706,468	1,716,310	9,842
BUY	EUR	Deutsche Bank AG	2,027,344	4/11/14	2,760,801	2,792,915	32,114
BUY	EUR	Goldman Sachs International	463,520	4/11/14	630,771	638,555	7,784
BUY	EUR	JPMorgan Chase Bank N.A.	348,809	4/11/14	479,372	480,528	1,156
BUY	EUR	Merrill Lynch International Bank	466,464	4/11/14	634,470	642,611	8,141
BUY	EUR	Royal Bank of Scotland Group PLC	120,516	4/11/14	164,762	166,026	1,264
BUY	EUR	UBS AG	1,150,335	4/11/14	1,573,916	1,584,728	10,812
SELL	EUR	Goldman Sachs International	46,565,105	4/11/14-6/18/14	64,837,133	64,142,965	694,168
BUY	GBP	Barclays Bank PLC	1,031,912	4/11/14	1,697,953	1,720,235	22,282
BUY	GBP	Credit Suisse Group	606,555	4/11/14	994,118	1,011,150	17,032
BUY	GBP	Deutsche Bank AG	162,350	4/11/14	270,500	270,643	143
SELL	GBP	Barclays Bank PLC	457,729	4/11/14	765,749	763,052	2,697
SELL	GBP	JPMorgan Chase Bank N.A.	123,189	4/11/14	205,463	205,360	103

							$832,378

Liability Derivatives
BUY	EUR	Barclays Bank PLC	31,484	4/11/14	$43,781	$43,373	$(408)
BUY	EUR	Citibank N.A.	710,962	4/11/14	985,506	979,437	(6,069)
BUY	EUR	Deutsche Bank AG	564,479	4/11/14	782,463	777,639	(4,824)
BUY	EUR	UBS AG	1,969,109	4/11/14	2,731,089	2,712,689	(18,400)
SELL	EUR	Credit Suisse Group	1,088,963	4/11/14	1,491,567	1,500,180	(8,613)
SELL	EUR	Deutsche Bank AG	34,719,519	4/11/14	47,421,081	47,830,392	(409,311)
SELL	EUR	UBS AG	18,576,080	4/11/14	25,353,283	25,590,826	(237,543)
BUY	GBP	JPMorgan Chase Bank N.A.	2,869,000	4/11/14	4,784,852	4,782,726	(2,126)
SELL	GBP	Barclays Bank PLC	3,516,764	4/11/14	5,819,574	5,862,573	(42,999)
SELL	GBP	Citibank N.A.	142,067	4/11/14	235,333	236,831	(1,498)
SELL	GBP	Credit Suisse Group	9,243,409	4/11/14	15,172,779	15,409,097	(236,318)

3

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	GBP	Deutsche Bank AG	1,544,888	4/11/14	$2,529,578	$2,575,384	$(45,806)
SELL	GBP	JPMorgan Chase Bank N.A.	237,048	4/11/14	394,413	395,168	(755)
SELL	GBP	Merrill Lynch International Bank	9,243,409	4/11/14	15,177,309	15,409,097	(231,788)
SELL	GBP	UBS AG	541,800	4/11/14	897,160	903,201	(6,041)

							$(1,252,499)

At March 31, 2014, the fund had cash collateral of $940,000 cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

5

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,042,834,096	$—	$—	$1,042,834,096
Portugal	80,138,415	—	—	80,138,415
Brazil	72,711,496	—	—	72,711,496
United Kingdom	50,533,591	—	—	50,533,591
Spain	48,916,926	—	—	48,916,926
Canada	38,624,251	—	—	38,624,251
Italy	29,431,253	—	—	29,431,253
Russia	22,933,422	1,308,883	—	24,242,305
Israel	23,661,883	—	—	23,661,883
Other Countries	124,661,108	5,893,044	—	130,554,152
U.S. Corporate Bonds	—	10,896,780	—	10,896,780
Commercial Mortgage-Backed Securities	—	3,417	—	3,417
Foreign Bonds	—	2,183,430	—	2,183,430
Mutual Funds	36,768,555	—	—	36,768,555
Total Investments	$1,571,214,996	$20,285,554	$—	$1,591,500,550

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(420,121)	$—	$(420,121)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,893,044 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $4,585,411 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,324,743,567
Gross unrealized appreciation	312,210,627
Gross unrealized depreciation	(45,453,644)
Net unrealized appreciation (depreciation)	$266,756,983

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,687,395	57,976,408	(77,203,925)	24,459,878

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,033	$24,459,878

6

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2014, are as follows:

United States	68.4%
Portugal	5.1%
Brazil	4.6%
United Kingdom	3.3%
Spain	3.1%
Canada	2.4%
Italy	1.9%
Russia	1.5%
Israel	1.5%
Other Countries	8.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

QUARTERLY REPORT

March 31, 2014

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 59.3%
Aerospace – 3.2%
General Dynamics Corp.	37,674	$4,103,452
Honeywell International, Inc.	249,119	23,108,278
Lockheed Martin Corp.	216,813	35,392,554
Northrop Grumman Corp.	78,006	9,624,380
Precision Castparts Corp.	11,846	2,994,195
United Technologies Corp.	223,641	26,130,214

		$101,353,073

Airlines – 0.1%
Copa Holdings S.A., “A”	21,087	$3,061,622

Alcoholic Beverages – 0.5%
Diageo PLC	460,573	$14,289,583

Apparel Manufacturers – 0.1%
Hanesbrands, Inc.	48,220	$3,687,866

Automotive – 1.8%
Delphi Automotive PLC	185,100	$12,560,886
General Motors Co.	577,679	19,883,711
Johnson Controls, Inc.	292,623	13,846,920
Magna International, Inc.	105,970	10,187,690

		$56,479,207

Broadcasting – 1.5%
Omnicom Group, Inc.	152,477	$11,069,830
Time Warner, Inc.	136,470	8,915,585
Twenty-First Century Fox, Inc.	114,981	3,675,943
Viacom, Inc., “B”	61,457	5,223,230
Walt Disney Co.	248,519	19,898,916

		$48,783,504

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	33,769	$10,619,675
Franklin Resources, Inc.	248,300	13,452,894
NASDAQ OMX Group, Inc.	79,146	2,923,653

		$26,996,222

Business Services – 0.6%
Accenture PLC, “A”	192,834	$15,372,726
Fidelity National Information Services, Inc.	33,107	1,769,569
Fiserv, Inc. (a)	59,342	3,364,098

		$20,506,393

Cable TV – 1.4%
Comcast Corp., “Special A”	547,780	$26,709,753
Time Warner Cable, Inc.	129,890	17,818,310

		$44,528,063

Chemicals – 1.5%
3M Co.	172,809	$23,443,269
Celanese Corp.	67,528	3,748,479
LyondellBasell Industries N.V., “A”	45,460	4,043,212
PPG Industries, Inc.	90,577	17,523,026

		$48,757,986

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 1.2%
CA, Inc.	130,600	$4,044,682
Microsoft Corp.	227,930	9,342,851
Oracle Corp.	400,933	16,402,169
Symantec Corp.	348,260	6,954,752

		$36,744,454

Computer Software – Systems – 1.7%
Apple, Inc.	7,679	$4,121,626
EMC Corp.	119,800	3,283,718
Hewlett-Packard Co.	744,203	24,082,409
International Business Machines Corp.	97,985	18,861,133
Western Digital Corp.	37,280	3,423,050

		$53,771,936

Construction – 0.2%
Stanley Black & Decker, Inc.	85,021	$6,907,106

Consumer Products – 0.7%
Procter & Gamble Co.	210,715	$16,983,629
Reckitt Benckiser Group PLC	43,770	3,566,101

		$20,549,730

Containers – 0.2%
Crown Holdings, Inc. (a)	52,670	$2,356,456
Packaging Corp. of America	41,530	2,922,466

		$5,278,922

Electrical Equipment – 1.4%
Danaher Corp.	308,463	$23,134,725
Pentair Ltd.	75,613	5,999,135
Siemens AG	39,704	5,344,014
Tyco International Ltd.	249,592	10,582,701

		$45,060,575

Electronics – 1.0%
Hoya Corp.	103,800	$3,231,211
Intel Corp.	279,090	7,203,313
Microchip Technology, Inc.	324,510	15,498,598
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	218,740	4,379,175

		$30,312,297

Energy – Independent – 2.2%
Anadarko Petroleum Corp.	88,217	$7,477,273
Apache Corp.	113,066	9,378,825
Canadian Natural Resources Ltd.	83,104	3,188,700
EOG Resources, Inc.	12,944	2,539,224
EQT Corp.	51,820	5,024,985
Marathon Petroleum Corp.	69,900	6,084,096
Noble Energy, Inc.	141,985	10,086,614
Occidental Petroleum Corp.	147,561	14,061,088
Valero Energy Corp.	208,030	11,046,393

		$68,887,198

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 2.6%
Chevron Corp.	207,553	$24,680,127
Exxon Mobil Corp.	462,880	45,214,118
Petroleo Brasileiro S.A., ADR	301,710	4,184,718
Royal Dutch Shell PLC, “A”	256,030	9,352,074

		$83,431,037

Engineering – Construction – 0.1%
Fluor Corp.	37,890	$2,945,190

Entertainment – 0.1%
Regal Entertainment Group, “A”	93,430	$1,745,272

Food & Beverages – 2.2%
Coca-Cola Co.	94,858	$3,667,210
Coca-Cola Enterprises, Inc.	45,364	2,166,585
Dr Pepper Snapple Group, Inc.	57,757	3,145,446
General Mills, Inc.	379,200	19,650,144
Groupe Danone	120,985	8,555,424
Ingredion, Inc.	36,520	2,486,282
Kellogg Co.	29,621	1,857,533
Kraft Foods Group, Inc.	19,132	1,073,305
Mondelez International, Inc.	104,544	3,611,995
Nestle S.A.	264,493	19,910,649
Tyson Foods, Inc., “A”	113,840	5,010,098

		$71,134,671

Food & Drug Stores – 1.5%
CVS Caremark Corp.	410,786	$30,751,440
Kroger Co.	310,480	13,552,452
Walgreen Co.	48,440	3,198,493

		$47,502,385

Gaming & Lodging – 0.2%
Hilton Worldwide Holdings, Inc. (a)	47,130	$1,048,171
Wynn Resorts Ltd.	23,127	5,137,663

		$6,185,834

General Merchandise – 1.1%
Kohl’s Corp.	116,811	$6,634,865
Macy’s, Inc.	178,640	10,591,566
Target Corp.	267,730	16,200,342

		$33,426,773

Insurance – 4.0%
ACE Ltd.	174,144	$17,250,705
American International Group, Inc.	50,010	2,501,000
Aon PLC	127,881	10,777,811
Chubb Corp.	50,194	4,482,324
Delta Lloyd N.V.	281,870	7,814,901
Everest Re Group Ltd.	30,693	4,697,564
MetLife, Inc.	581,400	30,697,920
Prudential Financial, Inc.	202,654	17,154,661
Travelers Cos., Inc.	204,291	17,385,164
Validus Holdings Ltd.	207,280	7,816,529
Zurich Insurance Group AG	21,798	6,691,903

		$127,270,482

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 0.6%
Facebook, Inc., “A” (a)	173,910	$10,476,338
Google, Inc., “A” (a)	8,090	9,016,386

		$19,492,724

Leisure & Toys – 0.2%
Hasbro, Inc.	106,344	$5,914,853
Mattel, Inc.	33,310	1,336,064

		$7,250,917

Machinery & Tools – 0.9%
Cummins, Inc.	72,251	$10,764,676
Eaton Corp. PLC	143,305	10,765,072
Illinois Tool Works, Inc.	92,987	7,562,633

		$29,092,381

Major Banks – 6.8%
Bank of America Corp.	512,607	$8,816,840
Bank of New York Mellon Corp.	564,376	19,916,829
BOC Hong Kong Holdings Ltd.	644,000	1,834,900
Goldman Sachs Group, Inc.	128,727	21,091,919
HSBC Holdings PLC	366,825	3,715,181
JPMorgan Chase & Co.	1,234,608	74,953,052
Mizuho Financial Group, Inc.	2,353,900	4,652,382
Morgan Stanley	165,305	5,152,557
PNC Financial Services Group, Inc.	93,876	8,167,212
State Street Corp.	186,202	12,950,349
Sumitomo Mitsui Financial Group, Inc.	82,400	3,519,853
Wells Fargo & Co.	1,036,310	51,546,059

		$216,317,133

Medical & Health Technology & Services – 0.8%
AmerisourceBergen Corp.	49,453	$3,243,622
Cardinal Health, Inc.	146,380	10,243,672
Express Scripts Holding Co. (a)	143,844	10,801,246
Quest Diagnostics, Inc.	39,617	2,294,617

		$26,583,157

Medical Equipment – 2.0%
Abbott Laboratories	395,961	$15,248,458
Covidien PLC	175,924	12,958,562
Medtronic, Inc.	119,948	7,381,600
St. Jude Medical, Inc.	168,864	11,042,017
Thermo Fisher Scientific, Inc.	141,265	16,985,704

		$63,616,341

Metals & Mining – 0.4%
Rio Tinto Ltd.	57,980	$3,226,073
Vale S.A., ADR	401,380	5,551,085
Vale S.A., IPS	317,300	3,964,502

		$12,741,660

Natural Gas – Distribution – 0.2%
GDF SUEZ	278,452	$7,618,480

Natural Gas – Pipeline – 0.2%
Williams Cos., Inc.	153,720	$6,237,958

Oil Services – 0.4%
Ensco PLC, “A”	121,880	$6,432,826
Noble Corp. PLC	96,204	3,149,719

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – continued
Schlumberger Ltd.	33,056	$3,222,960

		$12,805,505

Other Banks & Diversified Financials – 1.1%
American Express Co.	41,860	$3,768,656
BB&T Corp.	144,610	5,808,984
Discover Financial Services	56,180	3,269,114
Fifth Third Bancorp	94,870	2,177,267
SunTrust Banks, Inc.	73,390	2,920,188
U.S. Bancorp	137,040	5,873,534
Visa, Inc., “A”	37,880	8,176,777
Western Union Co.	105,311	1,722,888

		$33,717,408

Pharmaceuticals – 4.9%
Actavis PLC (a)	23,710	$4,880,704
Bayer AG	30,329	4,102,229
Bristol-Myers Squibb Co.	254,600	13,226,470
Eli Lilly & Co.	166,120	9,777,823
GlaxoSmithKline PLC	199,783	5,300,781
Johnson & Johnson	459,500	45,136,685
Merck & Co., Inc.	266,060	15,104,226
Novartis AG	23,200	1,968,214
Pfizer, Inc.	1,572,394	50,505,295
Roche Holding AG	6,657	1,995,481
Valeant Pharmaceuticals International, Inc. (a)	26,920	3,548,864
Zoetis, Inc.	13,266	383,918

		$155,930,690

Printing & Publishing – 0.1%
McGraw-Hill Cos., Inc.	32,800	$2,502,640
Moody’s Corp.	23,174	1,838,162

		$4,340,802

Railroad & Shipping – 0.2%
Canadian National Railway Co.	68,810	$3,868,498
Union Pacific Corp.	16,934	3,177,834

		$7,046,332

Real Estate – 0.6%
American Capital Agency Corp., REIT	53,690	$1,153,798
Annaly Mortgage Management, Inc., REIT	338,380	3,712,029
Corio N.V., REIT	69,458	3,173,997
Digital Realty Trust, Inc., REIT	133,860	7,105,289
EPR Properties, REIT	47,250	2,522,678

		$17,667,791

Restaurants – 0.3%
McDonald’s Corp.	99,994	$9,802,412

Specialty Chemicals – 0.3%
FMC Corp.	43,190	$3,306,626
Marine Harvest	150,120	1,699,812
Praxair, Inc.	24,023	3,146,292
Valspar Corp.	8,000	576,960

		$8,729,690

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.3%
Advance Auto Parts, Inc.	29,006	$3,669,259
Bed Bath & Beyond, Inc. (a)	23,780	1,636,064
Staples, Inc.	415,482	4,711,566

		$10,016,889

Telecommunications – Wireless – 0.1%
Vodafone Group PLC	1,099,524	$4,038,257

Telephone Services – 2.0%
AT&T, Inc.	251,675	$8,826,242
Bezeq – The Israel Telecommunication Corp. Ltd.	810,170	1,442,858
CenturyLink, Inc.	200,389	6,580,775
Frontier Communications Corp.	1,906,530	10,867,221
TDC A.S.	524,324	4,847,192
Telecom Italia S.p.A. – Savings Shares	2,937,337	2,747,656
Telefonica Brasil S.A., ADR	136,040	2,889,490
Verizon Communications, Inc.	523,779	24,916,167
Windstream Holdings, Inc. (l)	200,680	1,653,603

		$64,771,204

Tobacco – 2.9%
Altria Group, Inc.	307,183	$11,497,860
Imperial Tobacco Group PLC	31,094	1,256,044
Japan Tobacco, Inc.	152,900	4,799,651
Lorillard, Inc.	466,500	25,228,320
Philip Morris International, Inc.	586,769	48,038,778

		$90,820,653

Trucking – 0.4%
United Parcel Service, Inc., “B”	145,471	$14,165,966

Utilities – Electric Power – 1.6%
American Electric Power Co., Inc.	152,860	$7,743,888
Companhia Energetica de Minas Gerais, IPS	858,388	5,769,244
Duke Energy Corp.	66,753	4,754,149
E.ON AG	318,922	6,234,557
Edison International	36,540	2,068,529
NRG Energy, Inc.	93,781	2,982,236
PG&E Corp.	126,240	5,453,568
PPL Corp.	290,522	9,627,899
Public Service Enterprise Group, Inc.	122,203	4,660,822

		$49,294,892

Total Common Stocks		$1,881,696,623

BONDS – 39.0%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/18	$1,275,000	$1,711,773

Asset-Backed & Securitized – 2.4%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.753%, 12/28/40 (z)	$3,087,476	$2,043,471
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	111,152	13,064
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	95,915	98,397

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Citigroup Commercial Mortgage Trust, FRN, 5.694%, 12/10/49	$3,050,000	$3,397,605
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	4,261,918	4,664,290
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	5,852,223	6,458,110
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	1,400,953	1,325,038
Goldman Sachs Mortgage Securities Corp., FRN, 5.818%, 8/10/45	9,222,779	10,227,287
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	5,978,000	6,430,929
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 7/15/42	4,257,000	4,423,206
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	1,101,358	1,189,390
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.959%, 2/15/51	4,259,385	4,279,638
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.815%, 6/15/49	777,548	859,653
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 9/12/37	2,548,000	2,668,933
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.545%, 5/15/41	287,711	287,375
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	4,795,935	5,145,842
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.84%, 6/12/50	605,477	621,085
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 6/12/50	7,062,966	7,812,792
Morgan Stanley Capital I, Inc., FRN, 0.575%, 11/15/30 (i)(n)	4,846,358	131,671
Race Point CLO Ltd., “A1A”, FRN, 0.437%, 8/01/21 (n)	2,499,455	2,475,015
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	2,956,676	2,374,893
Spirit Master Funding LLC, 5.05%, 7/20/23 (z)	2,499,258	2,559,491
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2/15/51	772,500	846,373
Wachovia Bank Commercial Mortgage Trust, FRN, 5.723%, 6/15/49	4,011,472	4,421,850

		$74,755,398

Automotive – 0.3%
Toyota Motor Credit Corp., 3.2%, 6/17/15	$2,200,000	$2,270,484

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Toyota Motor Credit Corp., 3.4%, 9/15/21	$3,170,000	$3,261,667
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	3,032,000	3,119,018

		$8,651,169

Broadcasting – 0.2%
Discovery Communications, Inc., 4.875%, 4/01/43	$2,180,000	$2,123,518
News America, Inc., 8.5%, 2/23/25	2,839,000	3,700,503

		$5,824,021

Cable TV – 0.3%
Comcast Corp., 2.85%, 1/15/23	$3,520,000	$3,393,604
DIRECTV Holdings LLC, 4.6%, 2/15/21	1,960,000	2,067,923
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	2,855,000	3,934,436

		$9,395,963

Computer Software – Systems – 0.0%
Apple, Inc., 3.85%, 5/04/43	$1,303,000	$1,155,500

Conglomerates – 0.2%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,096,000	$1,065,828
General Electric Co., 2.7%, 10/09/22	2,780,000	2,694,393
United Technologies Corp., 3.1%, 6/01/22	1,510,000	1,507,326

		$5,267,547

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$3,463,000	$3,485,250

Consumer Services – 0.0%
eBay, Inc., 1.35%, 7/15/17	$1,024,000	$1,023,704

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$1,936,000	$2,043,891

Emerging Market Quasi-Sovereign – 0.3%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$3,630,000	$3,568,225
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	1,088,000	1,100,558
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	1,277,000	1,307,648
Petroleos Mexicanos, 8%, 5/03/19	2,671,000	3,258,620
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	1,722,560	1,834,526

		$11,069,577

Emerging Market Sovereign – 0.1%
Republic of Peru, 7.35%, 7/21/25	$287,000	$369,154
United Mexican States, 4.75%, 3/08/44	2,089,000	1,984,550

		$2,353,704

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 0.2%
Apache Corp., 3.25%, 4/15/22	$1,493,000	$1,505,894
Apache Corp., 4.75%, 4/15/43	1,141,000	1,147,022
EOG Resources, Inc., 2.625%, 3/15/23	1,069,000	1,009,929
Hess Corp., 8.125%, 2/15/19	1,050,000	1,314,548

		$4,977,393

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,054,000	$1,146,567
BP Capital Markets PLC, 4.742%, 3/11/21	3,027,000	3,358,175
Husky Energy, Inc., 5.9%, 6/15/14	2,702,000	2,731,406
Husky Energy, Inc., 7.25%, 12/15/19	2,752,000	3,366,651
Petro-Canada, 6.05%, 5/15/18	1,942,000	2,236,201
Total Capital International S.A., 1.55%, 6/28/17	3,169,000	3,200,164
Total Capital International S.A., 3.75%, 4/10/24	3,360,000	3,431,568

		$19,470,732

Financial Institutions – 0.1%
General Electric Capital Corp., 2.3%, 1/14/19	$2,330,000	$2,350,895
General Electric Capital Corp., 3.1%, 1/09/23	1,689,000	1,652,771

		$4,003,666

Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$3,600,000	$5,411,671
Conagra Foods, Inc., 3.2%, 1/25/23	1,825,000	1,743,014
Diageo Capital PLC, 2.625%, 4/29/23	1,270,000	1,183,828
Kraft Foods Group, Inc., 3.5%, 6/06/22	1,463,000	1,471,819
Kraft Foods Group, Inc., 5%, 6/04/42	1,740,000	1,822,046
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	756,000	758,186

		$12,390,564

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/22	$5,088,000	$5,571,472
American International Group, Inc., 4.125%, 2/15/24	2,620,000	2,675,473
Metropolitan Life Global Funding I, 5.125%, 6/10/14 (n)	1,740,000	1,755,865

		$10,002,810

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 1/15/23	$2,122,000	$2,034,964

Insurance – Property & Casualty – 0.5%
ACE Ltd., 2.7%, 3/13/23	$3,560,000	$3,365,353
Allstate Corp., 5.75%, 8/15/53	1,025,000	1,076,250
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	4,072,000	4,519,920
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	1,699,000	1,724,223

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	$3,270,000	$3,574,669
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	1,514,000	1,623,765

		$15,884,180

International Market Quasi-Sovereign – 0.5%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$826,000	$840,042
KFW International Finance, Inc., 4.875%, 6/17/19	4,560,000	5,206,745
Societe Financement de l’ Economie Francaise, 3.375%, 5/05/14 (n)	2,564,000	2,571,169
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	6,400,000	5,893,005

		$14,510,961

International Market Sovereign – 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$3,440,000	$3,624,900

Internet – 0.1%
Baidu, Inc., 3.5%, 11/28/22	$3,950,000	$3,760,811

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$3,685,000	$5,167,807

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$2,786,000	$3,134,701

Major Banks – 1.9%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$1,800,000	$1,861,663
Bank of America Corp., 5.49%, 3/15/19	2,989,000	3,320,011
Bank of America Corp., 7.625%, 6/01/19	2,480,000	3,052,315
Bank of America Corp., 4.1%, 7/24/23	3,870,000	3,925,403
Bank of America Corp., 4.125%, 1/22/24	5,102,000	5,159,494
BNP Paribas, 7.195% to 6/29/37, FRN to 6/29/49 (n)	1,842,000	1,966,335
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	3,520,000	3,863,200
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,227,000	4,666,452
HSBC Holdings PLC, 5.1%, 4/05/21	2,410,000	2,694,631
HSBC Holdings PLC, 5.25%, 3/14/44	684,000	691,631
ING Bank N.V., 3.75%, 3/07/17 (n)	2,966,000	3,153,021
ING Bank N.V., 5.8%, 9/25/23 (n)	3,438,000	3,666,445
JPMorgan Chase & Co., 6.3%, 4/23/19	3,410,000	4,009,076
JPMorgan Chase & Co., 3.25%, 9/23/22	1,120,000	1,103,302
JPMorgan Chase & Co., 3.2%, 1/25/23	3,871,000	3,753,593
Morgan Stanley, 6.625%, 4/01/18	4,287,000	4,997,617
PNC Funding Corp., 5.625%, 2/01/17	3,348,000	3,706,390

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Royal Bank of Scotland PLC, 2.55%, 9/18/15	$875,000	$893,558
Wells Fargo & Co., 2.1%, 5/08/17	3,860,000	3,952,374

		$60,436,511

Medical & Health Technology & Services – 0.3%
Baxter International, Inc., 3.2%, 6/15/23	$2,050,000	$1,999,642
CareFusion Corp., 6.375%, 8/01/19	3,950,000	4,509,439
Express Scripts Holding Co., 2.65%, 2/15/17	3,087,000	3,192,483

		$9,701,564

Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$3,570,000	$3,413,538
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	3,220,000	3,221,220
Vale Overseas Ltd., 4.625%, 9/15/20	1,006,000	1,045,387
Vale Overseas Ltd., 6.875%, 11/10/39	782,000	836,015

		$8,516,160

Mortgage-Backed – 12.0%
Fannie Mae, 3.5%, 7/01/43	$2,605,939	$2,623,568
Fannie Mae, 4.787%, 8/01/14	494,478	495,905
Fannie Mae, 4.56%, 3/01/15	309,491	318,207
Fannie Mae, 4.908%, 4/01/15	40,293	41,235
Fannie Mae, 5.1%, 6/01/15	480,000	495,482
Fannie Mae, 4.78%, 8/01/15	428,802	443,156
Fannie Mae, 4.856%, 8/01/15	282,646	291,955
Fannie Mae, 5.138%, 8/01/15	76,970	79,976
Fannie Mae, 5.19%, 11/01/15	390,007	409,105
Fannie Mae, 5.662%, 2/01/16	692,462	738,716
Fannie Mae, 5.5%, 7/01/16 - 4/01/40	35,861,525	39,731,263
Fannie Mae, 5.732%, 7/01/16	907,012	989,868
Fannie Mae, 5.09%, 12/01/16	491,819	537,097
Fannie Mae, 5.27%, 12/01/16	1,598,241	1,752,613
Fannie Mae, 4.998%, 1/01/17	51,296	52,294
Fannie Mae, 5.05%, 1/01/17	469,779	505,079
Fannie Mae, 6%, 1/01/17 - 7/01/37	19,722,929	21,829,187
Fannie Mae, 3.8%, 2/01/18	321,452	341,892
Fannie Mae, 3.91%, 2/01/18	469,415	504,948
Fannie Mae, 5%, 2/01/18 - 3/01/41	16,460,581	17,900,696
Fannie Mae, 4.5%, 4/01/18 - 4/01/41	11,174,923	11,958,195
Fannie Mae, 2.578%, 9/25/18	2,388,000	2,461,863
Fannie Mae, 4.6%, 9/01/19	492,653	541,861
Fannie Mae, 4.88%, 3/01/20	715,170	775,211
Fannie Mae, 2.59%, 5/01/23	496,241	479,629
Fannie Mae, 3%, 3/01/27 - 4/01/27	2,832,536	2,912,494
Fannie Mae, 2.5%, 2/01/28 - 5/01/28	2,612,088	2,613,168
Fannie Mae, 7.5%, 2/01/30 - 2/01/32	245,758	287,497
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	5,507,502	6,211,548
Fannie Mae, 4%, 2/01/41	941,213	978,306
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	7,292,780	7,345,212
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	13,388,462	13,479,175
Fannie Mae, TBA, 3%, 5/01/28	9,700,000	9,936,438

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, TBA, 4%, 5/01/44	$31,999,000	$33,143,964
Fannie Mae, TBA, 4.5%, 5/01/44	13,574,000	14,430,859
Freddie Mac, 3.034%, 10/25/20	558,000	574,868
Freddie Mac, 6%, 4/01/16 - 6/01/37	8,527,483	9,502,062
Freddie Mac, 3.882%, 11/25/17	1,246,615	1,335,923
Freddie Mac, 5%, 12/01/17 - 7/01/39	9,388,269	10,212,453
Freddie Mac, 3.154%, 2/25/18	430,000	453,548
Freddie Mac, 4.5%, 5/01/18 - 10/01/39	7,448,880	7,934,131
Freddie Mac, 2.412%, 8/25/18	1,820,000	1,863,589
Freddie Mac, 2.303%, 9/25/18	617,765	628,465
Freddie Mac, 5.5%, 1/01/19 - 2/01/37	7,576,660	8,361,290
Freddie Mac, 5.085%, 3/25/19	4,316,000	4,866,653
Freddie Mac, 1.869%, 11/25/19	1,266,000	1,236,649
Freddie Mac, 3.808%, 8/25/20	3,705,000	3,964,528
Freddie Mac, 3.32%, 2/25/23	618,000	626,525
Freddie Mac, 3.458%, 8/25/23	2,553,000	2,602,495
Freddie Mac, 6.5%, 5/01/34 - 2/01/38	3,386,153	3,811,461
Freddie Mac, 4%, 11/01/40 - 11/01/43	18,001,654	18,682,766
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	18,590,634	18,707,609
Freddie Mac, 3%, 3/01/43 - 5/01/43	16,970,522	16,390,036
Freddie Mac, TBA, 4%, 5/01/43	9,063,000	9,369,230
Ginnie Mae, 4%, 2/20/42	241,069	253,659
Ginnie Mae, 3%, 2/15/43 - 6/20/43	7,990,244	7,876,049
Ginnie Mae, 6%, 9/15/32 - 1/15/38	5,281,504	6,063,643
Ginnie Mae, 5.5%, 5/15/33 - 10/15/35	3,538,047	3,939,515
Ginnie Mae, 4.5%, 7/20/33 - 1/20/41	10,085,299	10,924,733
Ginnie Mae, 5%, 7/20/33 - 12/15/34	1,203,112	1,325,180
Ginnie Mae, 4%, 1/20/41 - 4/20/41	10,614,796	11,175,139
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	16,016,462	16,372,429
Ginnie Mae, 3%, 7/20/43	875,760	863,434
Ginnie Mae, TBA, 4.5%, 5/01/43	3,231,000	3,473,830

		$381,029,554

Natural Gas – Pipeline – 0.5%
Energy Transfer Partners LP, 3.6%, 2/01/23	$1,975,000	$1,889,048
Energy Transfer Partners LP, 4.9%, 2/01/24	1,270,000	1,321,756
Enterprise Products Operating LP, 6.5%, 1/31/19	2,995,000	3,541,974
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	1,369,000	1,360,811
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	1,023,000	1,242,361
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	1,661,000	2,095,760
Spectra Energy Capital LLC, 8%, 10/01/19	2,734,000	3,350,017

		$14,801,727

Network & Telecom – 0.3%
Verizon Communications, Inc., 6.4%, 9/15/33	$4,093,000	$4,859,402
Verizon Communications, Inc., 6.55%, 9/15/43	5,160,000	6,279,385

		$11,138,787

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – 0.1%
Transocean, Inc., 3.8%, 10/15/22	$1,785,000	$1,706,474

Other Banks & Diversified Financials – 1.0%
American Express Co., 5.5%, 9/12/16	$3,321,000	$3,677,154
Banco Bradesco S.A., 6.75%, 9/29/19 (n)	2,072,000	2,336,180
Banco de Credito del Peru, 5.375%, 9/16/20	2,967,000	3,141,311
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/23 (n)	2,880,000	2,980,944
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,890,000	3,164,550
Capital One Financial Corp., 6.15%, 9/01/16	4,542,000	5,068,917
Citigroup, Inc., 2.5%, 9/26/18	2,450,000	2,463,301
Discover Bank, 4.2%, 8/08/23	1,540,000	1,578,944
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,106,000	4,006,740
SunTrust Banks, Inc., 2.35%, 11/01/18	1,366,000	1,366,488
Swedbank AB, 2.125%, 9/29/17 (n)	821,000	829,736
U.S. Bancorp, 3.7%, 1/30/24	2,301,000	2,332,121

		$32,946,386

Pharmaceuticals – 0.3%
AbbVie, Inc., 1.2%, 11/06/15	$2,310,000	$2,329,714
Gilead Sciences, Inc., 3.7%, 4/01/24	915,000	915,383
Hospira, Inc., 6.05%, 3/30/17	3,091,000	3,421,527
Roche Holdings, Inc., 6%, 3/01/19 (n)	1,087,000	1,277,073
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	3,146,000	3,151,229

		$11,094,926

Real Estate – 0.4%
ERP Operating LP, REIT, 5.375%, 8/01/16	$910,000	$1,000,256
ERP Operating LP, REIT, 4.625%, 12/15/21	3,238,000	3,500,550
HCP, Inc., REIT, 5.375%, 2/01/21	2,622,000	2,935,675
Simon Property Group, Inc., REIT, 5.875%, 3/01/17	1,131,000	1,267,220
WEA Finance LLC, 6.75%, 9/02/19 (n)	934,000	1,122,749
WEA Finance LLC, REIT, 4.625%, 5/10/21 (n)	3,540,000	3,873,574

		$13,700,024

Retailers – 0.4%
Gap, Inc., 5.95%, 4/12/21	$2,180,000	$2,454,508
Home Depot, Inc., 3.75%, 2/15/24	1,900,000	1,940,934
Home Depot, Inc., 5.95%, 4/01/41	989,000	1,200,146
Limited Brands, Inc., 5.25%, 11/01/14	1,219,000	1,244,904
Wal-Mart Stores, Inc., 5.25%, 9/01/35	5,931,000	6,690,844

		$13,531,336

Supranational – 0.2%
Asian Development Bank, 2.75%, 5/21/14	$3,340,000	$3,351,824
Asian Development Bank, 1.125%, 3/15/17	2,069,000	2,077,152

		$5,428,976

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – 0.4%
American Tower Trust I, 3.07%, 3/15/23 (n)	$3,560,000	$3,403,079
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,493,000	2,857,748
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,270,000	1,377,048
Rogers Communications, Inc., 6.8%, 8/15/18	5,026,000	5,969,199

		$13,607,074

Tobacco – 0.2%
Altria Group, Inc., 2.85%, 8/09/22	$3,640,000	$3,415,783
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	3,636,000	3,568,069

		$6,983,852

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$2,696,000	$3,390,657

U.S. Government Agencies and Equivalents – 0.2%
Aid-Egypt, 4.45%, 9/15/15	$152,000	$160,963
Small Business Administration, 4.35%, 7/01/23	10,838	11,461
Small Business Administration, 4.77%, 4/01/24	678,371	721,508
Small Business Administration, 5.18%, 5/01/24	1,159,323	1,256,148
Small Business Administration, 5.52%, 6/01/24	67,852	73,878
Small Business Administration, 4.99%, 9/01/24	1,021,308	1,105,452
Small Business Administration, 4.95%, 3/01/25	32,622	34,924
Small Business Administration, 5.11%, 8/01/25	3,510,135	3,801,356

		$7,165,690

U.S. Treasury Obligations – 12.4%
U.S. Treasury Bonds, 8.5%, 2/15/20	$5,808,000	$7,926,561
U.S. Treasury Bonds, 8%, 11/15/21	723,000	1,008,133
U.S. Treasury Bonds, 6%, 2/15/26	777,000	1,021,634
U.S. Treasury Bonds, 6.75%, 8/15/26	2,569,000	3,597,805
U.S. Treasury Bonds, 5.375%, 2/15/31	574,000	734,272
U.S. Treasury Bonds, 4.5%, 2/15/36	1,203,000	1,412,021
U.S. Treasury Bonds, 5%, 5/15/37	1,609,000	2,020,804
U.S. Treasury Bonds, 4.5%, 8/15/39	59,936,600	70,500,426
U.S. Treasury Notes, 1.875%, 4/30/14	5,180,000	5,187,283
U.S. Treasury Notes, 4.75%, 5/15/14	150,000	150,837
U.S. Treasury Notes, 4.125%, 5/15/15	11,422,000	11,927,515
U.S. Treasury Notes, 2.125%, 5/31/15	78,393,000	80,175,186
U.S. Treasury Notes, 9.875%, 11/15/15	2,793,000	3,224,932
U.S. Treasury Notes, 2.625%, 2/29/16	2,673,000	2,786,603
U.S. Treasury Notes, 5.125%, 5/15/16	488,000	535,732
U.S. Treasury Notes, 0.875%, 12/31/16	95,868,000	96,092,715
U.S. Treasury Notes, 4.75%, 8/15/17	1,507,000	1,689,724

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.75%, 11/15/18	$17,568,000	$19,258,920
U.S. Treasury Notes, 2.75%, 2/15/19	6,407,000	6,725,851
U.S. Treasury Notes, 3.125%, 5/15/19	514,000	548,253
U.S. Treasury Notes, 3.5%, 5/15/20	32,209,000	34,893,910
U.S. Treasury Notes, 3.125%, 5/15/21	41,622,000	43,839,662

		$395,258,779

Utilities – Electric Power – 0.7%
MidAmerican Energy Holdings Co., 3.75%, 11/15/23 (n)	$1,930,000	$1,920,006
MidAmerican Funding LLC, 6.927%, 3/01/29	903,000	1,124,060
Oncor Electric Delivery Co., 7%, 9/01/22	2,810,000	3,492,290
Pacific Gas & Electric Co., 4.6%, 6/15/43	2,940,000	2,946,380
PPL Capital Funding, Inc., 5%, 3/15/44	870,000	881,351
PPL Corp., 3.4%, 6/01/23	2,940,000	2,844,230
Progress Energy, Inc., 3.15%, 4/01/22	3,893,000	3,824,191
PSEG Power LLC, 5.32%, 9/15/16	2,617,000	2,882,544
Waterford 3 Funding Corp., 8.09%, 1/02/17	1,108,530	1,106,807

		$21,021,859

Total Bonds		$1,237,161,322

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.0%
United Technologies Corp., 7.5%	16,840	$1,121,039

Utilities – Electric Power – 0.2%
PPL Corp., 8.75%	90,220	$4,935,032

Total Convertible Preferred Stocks		$6,056,071

MONEY MARKET FUNDS – 3.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	112,972,378	$112,972,378

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.2%, at Net Asset Value (j)	1,245,216	$1,245,216

Total Investments		$3,239,131,610

OTHER ASSETS, LESS LIABILITIES – (2.1)%		(65,214,724)

Net Assets – 100.0%		$3,173,916,886

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $90,401,224, representing 2.8% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.753%, 12/28/40	3/01/06	$3,087,476	$2,043,471
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/01/96-1/03/97	108,455	13,064
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	1,277,000	1,307,648
Spirit Master Funding LLC, 5.05%, 7/20/23	10/04/05	2,479,341	2,559,491
Total Restricted Securities			$5,923,674
% of Net assets			0.2%

8

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,887,752,694	$—	$—	$1,887,752,694
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	404,136,242	—	404,136,242
Non-U.S. Sovereign Debt	—	36,988,118	—	36,988,118
U.S. Corporate Bonds	—	239,838,540	—	239,838,540
Residential Mortgage-Backed Securities	—	384,742,549	—	384,742,549
Commercial Mortgage-Backed Securities	—	66,425,520	—	66,425,520
Asset-Backed Securities (including CDOs)	—	4,616,883	—	4,616,883
Foreign Bonds	—	100,413,470	—	100,413,470
Mutual Funds	114,217,594	—	—	114,217,594
Total Investments	$2,001,970,288	$1,237,161,322	$—	$3,239,131,610

10

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,834,900 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,823,485,677
Gross unrealized appreciation	467,959,010
Gross unrealized depreciation	(52,313,077)
Net unrealized appreciation (depreciation)	$415,645,933

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,330,222	124,853,173	(100,211,017)	112,972,378

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,369	$112,972,378

11

QUARTERLY REPORT

March 31, 2014

MFS® RESEARCH BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 99.3%
Aerospace – 0.2%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$6,535,000	$7,319,200

Apparel Manufacturers – 0.0%
PVH Corp., 4.5%, 12/15/22	$60,000	$59,250

Asset-Backed & Securitized – 12.7%
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.624%, 10/25/35	$2,800,000	$2,586,007
ARI Fleet Lease Trust, “A”, FRN, 0.705%, 3/15/20 (n)	667,705	668,898
ARI Fleet Lease Trust, “A”, FRN, 0.455%, 1/15/21 (n)	1,124,731	1,123,456
Babson Ltd., CLO, “A1”, FRN, 0.486%, 7/20/19 (n)	659,436	656,160
Babson Ltd., CLO, FRN, 1.336%, 4/20/25 (z)	7,294,218	7,166,708
Banc of America Commercial Mortgage, Inc., 5.337%, 12/15/43 (n)	2,801,036	3,053,149
Banc of America Commercial Mortgage, Inc., FRN, 5.594%, 4/24/49 (n)	637,169	694,020
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/44 (n)	8,700,365	9,271,587
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	739,021	0
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	350,112	0
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	252,691	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	662,448	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	322,808	0
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41	19,224	19,719
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.753%, 12/28/40 (z)	151,080	99,994
Bear Stearns Commercial Mortgage Securities, Inc., “A3”, 5.793%, 9/11/42	694,984	697,769
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 1/12/45	5,150,000	5,690,307
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.742%, 9/11/42	2,810,000	3,154,691
Bear Stearns Cos., Inc., “A2”, FRN, 0.604%, 12/25/42	1,624,795	1,541,464
Capital Trust Realty Ltd., CDO, 5.267%, 6/25/35 (z)	1,677,300	1,697,730
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	22,042	22,613
Cent CDO XI Ltd., “A1”, FRN, 0.498%, 4/25/19 (n)	3,723,030	3,681,559
Chesapeake Funding LLC, “A”, FRN, 0.905%, 11/07/23 (n)	1,350,130	1,355,241

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Chesapeake Funding LLC, “A”, FRN, 0.605%, 1/07/25 (n)	$12,486,000	$12,499,485
Citibank OMNI Master Trust, “A4”, FRN, 2.905%, 8/15/18 (n)	2,700,000	2,726,282
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	16,789,455	18,374,564
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.216%, 7/15/44	500,000	529,652
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	10,410,000	10,914,718
CNH Wholesale Master Note Trust, “A”, FRN, 0.755%, 8/15/19 (n)	10,568,000	10,580,629
Commercial Mortgage Acceptance Corp., FRN, 1.663%, 9/15/30 (i)	42,716	1,815
Commercial Mortgage Asset Trust, FRN, 0.578%, 1/17/32 (i)(z)	676,828	4,008
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,361,478	1,475,804
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/45	3,950,000	3,884,039
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	939,000	944,331
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 3/16/20 (n)	1,490,000	1,497,940
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.971%, 9/15/39	12,556,209	13,723,836
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.678%, 6/15/39	13,668,432	14,492,297
Credit Suisse Commercial Mortgage Trust, FRN, “C4”, 5.971%, 9/15/39	5,033,419	5,436,827
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	2,250,000	2,437,526
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 9/15/40	361,783	365,915
Credit-Based Asset Servicing & Securitization LLC, 4.364%, 12/25/35	29,625	27,755
CWCapital Cobalt Ltd., “A4”, FRN, 5.77%, 5/15/46	2,286,764	2,533,572
CWCapital LLC, 5.223%, 8/15/48	595,117	638,438
Falcon Franchise Loan LLC, FRN, 13.279%, 1/05/25 (i)(z)	20,976	6,712
First Union National Bank Commercial Mortgage Trust, FRN, 1.407%, 1/12/43 (i)(z)	202,040	296
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.505%, 9/15/16	11,322,000	11,332,348
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	974,966	1,063,894
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	1,458,000	1,459,108
GMAC LLC, FRN, 8.071%, 4/15/34 (d)(n)(q)	69,871	56,316

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Goldman Sachs Mortgage Securities Corp., FRN, 5.818%, 8/10/45	$14,870,869	$16,490,545
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/49	14,105,137	15,710,485
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	11,128,879	11,972,070
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.704%, 12/10/27 (n)	6,563,000	6,577,058
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.572%, 4/10/28 (z)	7,424,000	7,424,000
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	705,456	761,843
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/46	600,000	636,531
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.815%, 6/15/49	3,564,937	3,641,016
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.959%, 2/15/51	2,484,106	2,495,918
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.268%, 12/15/44	311,439	315,247
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.815%, 6/15/49	14,677,430	16,227,293
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.697%, 2/12/49	763,398	845,928
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.445%, 7/15/42 (n)	130,000	33,436
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.815%, 6/15/49	11,859,485	12,294,550
JPMorgan Mortgage Trust, “A1”, FRN, 2.025%, 10/25/33	483,651	482,520
Kingsland III Ltd., “A1”, CDO, FRN, 0.45%, 8/24/21 (n)	2,815,691	2,789,106
KKR Financial CLO Ltd., “A1”, FRN, 0.508%, 4/26/17 (n)	76,729	76,597
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 9/15/39	2,900,000	3,168,479
LB-UBS Commercial Mortgage Trust, “A4”, 5.156%, 2/15/31	2,000,000	2,124,166
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.033%, 2/18/30 (i)	41,474	1,078
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.106%, 5/25/36	1,093,029	1,096,873
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.126%, 4/25/35	809,348	762,982
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.84%, 6/12/50	2,585,393	2,652,040

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 6/12/50	$19,690,646	$21,781,064
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/45	5,000,000	4,922,795
Morgan Stanley Capital I Trust, “A4”, FRN, 5.648%, 6/11/42	2,382,000	2,665,799
Morgan Stanley Capital I Trust, “A5”, FRN, 5.11%, 6/15/40	240,703	242,583
Morgan Stanley Capital I Trust, “AM”, FRN, 5.679%, 4/15/49	12,662,000	13,258,482
Morgan Stanley Capital I, Inc., FRN, 0.575%, 11/15/30 (i)(n)	104,924	2,851
Morgan Stanley Re-REMIC Trust, FRN, 5.818%, 8/15/45 (n)	11,500,000	12,655,302
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	7,531,000	7,544,819
Pacifica CDO Ltd., “A1”, FRN, 0.498%, 1/26/20	1,150,062	1,145,043
Preferred Term Securities XIX Ltd., CDO, FRN, 0.583%, 12/22/35 (z)	370,064	286,256
Race Point CLO Ltd., “A1A”, FRN, 0.437%, 8/01/21 (n)	10,921,936	10,815,141
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	139,119	111,745
Smart Trust, “A2B”, FRN, 0.485%, 6/14/15 (n)	1,503,983	1,504,149
Smart Trust, “A2B”, FRN, 0.405%, 9/14/15	4,834,574	4,833,176
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2/15/51	12,115,917	13,274,550
Wachovia Bank Commercial Mortgage Trust, FRN, 5.723%, 6/15/49	18,489,441	20,380,929

		$384,193,624

Automotive – 1.2%
Delphi Corp., 5%, 2/15/23	$6,591,000	$6,986,460
Ford Motor Credit Co. LLC, 8%, 6/01/14	1,350,000	1,366,457
Ford Motor Credit Co. LLC, 12%, 5/15/15	1,400,000	1,571,394
Ford Motor Credit Co. LLC, 7%, 4/15/15	1,900,000	2,021,182
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	1,300,000	1,385,744
Ford Motor Credit Co. LLC, 3%, 6/12/17	3,250,000	3,375,642
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	6,870,000	7,232,660
Lear Corp., 8.125%, 3/15/20	3,146,000	3,437,005
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	5,653,000	5,808,458
TRW Automotive, Inc., 4.45%, 12/01/23 (n)	3,510,000	3,527,550

		$36,712,552

Biotechnology – 0.5%
Life Technologies Corp., 5%, 1/15/21	$13,872,000	$15,423,847

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 0.9%
Discovery Communications, Inc., 4.95%, 5/15/42	$3,823,000	$3,762,298
Myriad International Holdings B.V., 6%, 7/18/20 (n)	5,341,000	5,794,985
News America, Inc., 8.5%, 2/23/25	152,000	198,125
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	2,857,000	2,862,920
SES S.A., 3.6%, 4/04/23 (n)	2,386,000	2,312,535
SES S.A., 5.3%, 4/04/43 (z)	3,272,000	3,307,923
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	7,815,000	7,639,163

		$25,877,949

Brokerage & Asset Managers – 0.6%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$2,340,000	$2,354,073
E*TRADE Financial Corp., 6%, 11/15/17	9,560,000	10,049,950
Invesco Finance PLC, 3.125%, 11/30/22	2,470,000	2,391,476
TD Ameritrade Holding Corp., 5.6%, 12/01/19	3,959,000	4,539,579

		$19,335,078

Building – 0.4%
CEMEX Finance LLC, 9.375%, 10/12/22	$3,367,000	$3,952,016
Mohawk Industries, Inc., 6.125%, 1/15/16	4,334,000	4,680,720
Mohawk Industries, Inc., 3.85%, 2/01/23	2,668,000	2,621,310
Owens Corning, Inc., 6.5%, 12/01/16	465,000	513,464

		$11,767,510

Business Services – 0.2%
Equinix, Inc., 4.875%, 4/01/20	$4,055,000	$4,146,238
Tencent Holdings Ltd., 3.375%, 3/05/18	2,782,000	2,848,117

		$6,994,355

Cable TV – 0.5%
Comcast Corp., 4.75%, 3/01/44	$2,423,000	$2,459,425
Cox Communications, Inc., 9.375%, 1/15/19 (n)	1,055,000	1,342,720
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	1,741,000	1,702,661
NBCUniversal Media LLC, 2.875%, 1/15/23	1,820,000	1,758,089
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	290,000	399,645
Videotron Ltee, 5%, 7/15/22	8,605,000	8,626,513

		$16,289,053

Chemicals – 1.7%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$7,097,000	$6,990,545
CF Industries Holdings, Inc., 7.125%, 5/01/20	5,826,000	6,926,858
CF Industries Holdings, Inc., 5.375%, 3/15/44	3,102,000	3,234,046
Dow Chemical Co., 8.55%, 5/15/19	13,579,000	17,387,176

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
FMC Corp., 4.1%, 2/01/24	$7,046,000	$7,172,116
LYB International Finance B.V., 4%, 7/15/23	2,752,000	2,806,608
LyondellBasell Industries N.V., 5.75%, 4/15/24	6,275,000	7,228,718

		$51,746,067

Computer Software – 0.1%
Oracle Corp., 2.5%, 10/15/22	$2,550,000	$2,398,540
VeriSign, Inc., 4.625%, 5/01/23	435,000	417,600

		$2,816,140

Computer Software – Systems – 0.0%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$938,000	$966,140

Consumer Products – 0.3%
Mattel, Inc., 5.45%, 11/01/41	$5,337,000	$5,604,480
Newell Rubbermaid, Inc., 4.7%, 8/15/20	4,453,000	4,747,183

		$10,351,663

Consumer Services – 0.4%
ADT Corp., 6.25%, 10/15/21 (n)	$4,860,000	$4,993,650
eBay, Inc., 2.6%, 7/15/22	2,250,000	2,135,912
Experian Finance PLC, 2.375%, 6/15/17 (n)	4,321,000	4,393,969

		$11,523,531

Containers – 0.4%
Crown American LLC, 4.5%, 1/15/23	$7,710,000	$7,363,050
Greif, Inc., 7.75%, 8/01/19	4,075,000	4,665,875

		$12,028,925

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$500,000	$576,707

Electrical Equipment – 0.1%
Ericsson, Inc., 4.125%, 5/15/22	$4,239,000	$4,330,024

Electronics – 0.3%
NXP B.V., 5.75%, 2/15/21 (n)	$3,105,000	$3,306,825
NXP B.V./NXP Funding LLC, 3.75%, 6/01/18 (z)	1,470,000	1,477,350
Tyco Electronics Group S.A., 6.55%, 10/01/17	708,000	818,714
Tyco Electronics Group S.A., 3.5%, 2/03/22	949,000	940,979
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,294,000	1,280,497

		$7,824,365

Emerging Market Quasi-Sovereign – 0.1%
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	$2,883,000	$2,666,775

Energy – Independent – 1.1%
Anadarko Petroleum Corp., 6.95%, 6/15/19	$1,400,000	$1,670,921
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,253,000	1,434,453

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
ConocoPhillips, 6%, 1/15/20	$740,000	$875,934
EOG Resources, Inc., 2.625%, 3/15/23	3,172,000	2,996,722
EQT Corp., 4.875%, 11/15/21	3,718,000	3,931,038
Noble Energy, Inc., 4.15%, 12/15/21	7,180,000	7,564,525
Petrohawk Energy Corp., 7.25%, 8/15/18	2,250,000	2,387,250
Pioneer Natural Resources Co., 6.65%, 3/15/17	5,160,000	5,872,792
Southwestern Energy Co., 7.5%, 2/01/18	2,144,000	2,543,112
Southwestern Energy Co., 4.1%, 3/15/22	3,180,000	3,268,105

		$32,544,852

Energy – Integrated – 0.5%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$1,855,000	$1,931,348
BP Capital Markets PLC, 2.237%, 5/10/19	6,940,000	6,898,707
Chevron Corp., 1.104%, 12/05/17	1,560,000	1,546,353
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	6,254,000	6,082,015

		$16,458,423

Entertainment – 0.2%
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	$7,360,000	$7,415,200

Financial Institutions – 2.2%
CIT Group, Inc., 5.5%, 2/15/19 (n)	$5,769,000	$6,216,098
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,665,000
General Electric Capital Corp., 4.65%, 10/17/21	1,733,000	1,903,238
General Electric Capital Corp., 3.15%, 9/07/22	5,800,000	5,730,296
General Electric Capital Corp., 7.5%, 8/21/35	4,000,000	5,332,120
General Electric Capital Corp., 5.55%, 5/04/20	5,100,000	5,876,128
General Electric Capital Corp., 2.1%, 12/11/19	2,064,000	2,047,360
General Electric Capital Corp., 3.1%, 1/09/23	3,000,000	2,935,650
General Electric Capital Corp., 7.125% to 6/15/22, FRN to 12/29/49	1,000,000	1,140,000
International Lease Finance Corp., 7.125%, 9/01/18 (n)	1,190,000	1,383,375
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	8,810,000	8,303,425
NYSE Euronext, 2%, 10/05/17	3,115,000	3,165,977
SLM Corp., 4.625%, 9/25/17	7,121,000	7,485,951
SLM Corp., 8.45%, 6/15/18	2,300,000	2,708,250
SLM Corp., 8%, 3/25/20	5,448,000	6,272,010

		$66,164,878

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – 1.4%
Anheuser-Busch InBev S.A., 5.375%, 1/15/20	$3,000,000	$3,443,952
BRF S.A., 3.95%, 5/22/23 (n)	4,991,000	4,454,468
Embotelladora Andina S.A., 5%, 10/01/23 (n)	2,659,000	2,766,142
Kraft Foods Group, Inc., 5%, 6/04/42	3,347,000	3,504,821
Kraft Foods Group, Inc., 3.5%, 6/06/22	2,480,000	2,494,949
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	903,000	986,543
Smithfield Foods, Inc., 6.625%, 8/15/22	7,095,000	7,662,600
Tyson Foods, Inc., 6.6%, 4/01/16	2,065,000	2,280,648
Tyson Foods, Inc., 4.5%, 6/15/22	6,476,000	6,755,368
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	7,334,000	7,404,230

		$41,753,721

Food & Drug Stores – 0.2%
CVS Caremark Corp., 2.75%, 12/01/22	$7,000,000	$6,603,247

Forest & Paper Products – 0.5%
Fibria Overseas Finance Ltd., 6.75%, 3/03/21	$2,542,000	$2,796,200
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	3,608,000	4,045,484
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	7,576,000	7,522,582

		$14,364,266

Gaming & Lodging – 0.6%
Carnival Corp., 3.95%, 10/15/20	$11,769,000	$11,998,872
Wyndham Worldwide Corp., 4.25%, 3/01/22	4,662,000	4,715,450
Wyndham Worldwide Corp., 5.625%, 3/01/21	1,732,000	1,892,284

		$18,606,606

Insurance – 2.0%
American International Group, Inc., 6.4%, 12/15/20	$8,142,000	$9,700,721
American International Group, Inc., 4.875%, 9/15/16	9,468,000	10,329,569
American International Group, Inc., 8.25%, 8/15/18	1,000,000	1,249,991
American International Group, Inc., 5.85%, 1/16/18	950,000	1,085,623
American International Group, Inc., 4.125%, 2/15/24	3,681,000	3,758,938
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	4,734,000	4,851,200
Genworth Holdings, Inc., 4.9%, 8/15/23	2,848,000	2,986,444
ING U.S., Inc., 2.9%, 2/15/18	2,290,000	2,346,373
ING U.S., Inc., 5.7%, 7/15/43	1,509,000	1,706,780
Metropolitan Life Global Funding I, 5.125%, 6/10/14 (n)	1,890,000	1,907,233
Metropolitan Life Global Funding I, 1.7%, 6/29/15 (z)	5,295,000	5,364,788
Pacific Lifecorp, 5.125%, 1/30/43 (n)	5,527,000	5,460,101
Unum Group, 7.125%, 9/30/16	2,028,000	2,304,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
Unum Group, 4%, 3/15/24	$6,546,000	$6,554,196
UnumProvident Corp., 6.85%, 11/15/15 (n)	2,243,000	2,429,010

		$62,035,323

Insurance – Health – 0.3%
Humana, Inc., 7.2%, 6/15/18	$6,739,000	$8,011,364

Insurance – Property & Casualty – 2.2%
Allied World Assurance, 5.5%, 11/15/20	$2,640,000	$2,935,915
Allstate Corp., 5.75%, 8/15/53	2,613,000	2,743,650
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	555,000	574,135
AXIS Specialty Finance LLC, 2.65%, 4/01/19	890,000	888,681
CNA Financial Corp., 5.875%, 8/15/20	3,280,000	3,765,033
CNA Financial Corp., 3.95%, 5/15/24	3,144,000	3,158,362
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	10,306,000	10,459,003
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	7,863,000	8,595,604
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	4,129,000	4,172,313
PartnerRe Ltd., 5.5%, 6/01/20	3,483,000	3,883,963
QBE Capital Funding III Ltd., FRN, 7.25%, 5/24/41 (n)	5,170,000	5,531,900
QBE Insurance Group Ltd., 2.4%, 5/01/18 (n)	2,546,000	2,489,517
Swiss Re Ltd., 4.25%, 12/06/42 (n)	926,000	863,994
XL Group PLC, 6.5% to 4/15/17, FRN to 12/29/49	8,654,000	8,513,373
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,842,000	1,984,755
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,852,000	5,203,770

		$65,763,968

International Market Quasi-Sovereign – 0.8%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$699,000	$710,883
Electricite de France, 5.25% to 1/29/13, FRN to 1/29/49 (n)	5,047,000	5,054,571
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	6,997,000	7,665,214
Societe Financement de l’ Economie Francaise, 3.375%, 5/05/14 (n)	842,000	844,354
Statoil A.S.A., 2.45%, 1/17/23	2,114,000	1,981,780
Statoil A.S.A., 3.7%, 3/01/24	8,492,000	8,651,284

		$24,908,086

Local Authorities – 0.6%
State of California (Build America Bonds), 7.625%, 3/01/40	$860,000	$1,200,448
State of California (Build America Bonds), 7.6%, 11/01/40	7,175,000	10,097,306
State of Illinois (Build America Bonds), 6.63%, 2/01/35	2,320,000	2,562,208

Issuer	Shares/Par	Value ($)

BONDS – continued
Local Authorities – continued
State of Illinois (Build America Bonds), 6.9%, 3/01/35	$3,635,000	$3,952,626
State of Illinois (Build America Bonds), 6.725%, 4/01/35	1,055,000	1,174,141

		$18,986,729

Machinery & Tools – 0.2%
United Rentals North America, Inc., 7.375%, 5/15/20	$5,655,000	$6,241,706

Major Banks – 8.4%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$5,664,000	$6,083,634
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	1,500,000	1,551,386
Bank of America Corp., 5.625%, 7/01/20	8,555,000	9,735,145
Bank of America Corp., 5.875%, 1/05/21	1,670,000	1,926,831
Bank of America Corp., 6.5%, 8/01/16	10,085,000	11,295,745
Bank of America Corp., 6.1%, 6/15/17	1,725,000	1,951,206
Bank of America Corp., 3.3%, 1/11/23	15,475,000	14,919,277
Bank of America Corp., 4.125%, 1/22/24	10,960,000	11,083,508
Bank of America Corp., 4.875%, 4/01/44	3,440,000	3,455,652
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	5,150,000	5,652,125
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	4,108,000	4,215,165
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,636,000	2,910,046
Goldman Sachs Group, Inc., 2.375%, 1/22/18	5,005,000	5,038,253
Goldman Sachs Group, Inc., 3.625%, 1/22/23	11,855,000	11,661,835
HSBC Holdings PLC, 4%, 3/30/22	5,466,000	5,676,578
HSBC Holdings PLC, 5.25%, 3/14/44	2,057,000	2,079,948
HSBC USA, Inc., 4.875%, 8/24/20	4,090,000	4,440,791
ING Bank N.V., 3.75%, 3/07/17 (n)	5,855,000	6,224,187
ING Bank N.V., 2%, 9/25/15 (n)	1,900,000	1,930,609
ING Bank N.V., 5.8%, 9/25/23 (n)	11,715,000	12,493,427
JPMorgan Chase & Co., 4.25%, 10/15/20	2,800,000	2,993,962
JPMorgan Chase & Co., 4.5%, 1/24/22	1,800,000	1,940,548
JPMorgan Chase & Co., 3.25%, 9/23/22	1,376,000	1,355,485
JPMorgan Chase & Co., 2%, 8/15/17	3,637,000	3,687,001
JPMorgan Chase & Co., 6.3%, 4/23/19	3,850,000	4,526,376
JPMorgan Chase & Co., 3.2%, 1/25/23	22,685,000	21,996,964
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	7,715,000	8,120,038
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	275,577
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	4,869,000	5,321,851
Morgan Stanley, 5.5%, 7/24/20	1,600,000	1,805,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Morgan Stanley, 5.5%, 7/28/21	$14,214,000	$16,059,972
Morgan Stanley, 5.95%, 12/28/17	400,000	456,610
Morgan Stanley, 4.875%, 11/01/22	11,903,000	12,507,482
Morgan Stanley, 3.75%, 2/25/23	8,585,000	8,530,580
Morgan Stanley, 5.75%, 10/18/16	944,000	1,047,680
PNC Bank N.A., 3.8%, 7/25/23	14,675,000	14,806,356
PNC Funding Corp., 5.625%, 2/01/17	6,173,000	6,833,795
Regions Financial Corp., 2%, 5/15/18	2,524,000	2,473,777
Royal Bank of Scotland PLC, 2.55%, 9/18/15	3,137,000	3,203,533
Royal Bank of Scotland PLC, 6%, 12/19/23	7,121,000	7,291,569
Wachovia Corp., 6.605%, 10/01/25	1,764,000	2,081,448
Wells Fargo & Co., 5.375%, 11/02/43	2,730,000	2,875,757

		$254,517,269

Medical & Health Technology & Services – 0.6%
Catholic Health Initiatives, 2.95%, 11/01/22	$6,666,000	$6,291,351
Express Scripts Holding Co., 2.65%, 2/15/17	5,011,000	5,182,226
HCA, Inc., 7.875%, 2/15/20	3,990,000	4,247,355
McKesson Corp., 5.7%, 3/01/17	1,210,000	1,336,738

		$17,057,670

Metals & Mining – 1.5%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	$4,010,000	$4,423,615
Barrick North America Finance LLC, 5.75%, 5/01/43	6,000,000	5,845,932
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	4,000,000	3,824,692
Kinross Gold Corp., 5.95%, 3/15/24 (n)	6,437,000	6,448,760
Plains Exploration & Production Co., 6.875%, 2/15/23	7,660,000	8,521,750
Rio Tinto Finance (USA) PLC, 2.875%, 8/21/22	5,948,000	5,661,277
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	7,418,000	7,420,811
Southern Copper Corp., 6.75%, 4/16/40	3,312,000	3,370,762

		$45,517,599

Mortgage-Backed – 17.4%
Fannie Mae, 4.427%, 4/01/14	$18,269	$18,265
Fannie Mae, 4.77%, 7/01/14	52,947	53,096
Fannie Mae, 4.86%, 1/01/15	79,598	80,636
Fannie Mae, 4.85%, 2/01/15	156,349	158,928
Fannie Mae, 4.56%, 3/01/15	48,966	50,345
Fannie Mae, 4.665%, 3/01/15	33,577	34,224
Fannie Mae, 4.89%, 3/01/15 - 10/01/15	86,511	89,457
Fannie Mae, 4.74%, 4/01/15	44,137	45,158
Fannie Mae, 4.908%, 4/01/15	49,292	50,444
Fannie Mae, 4.815%, 6/01/15	50,041	51,406
Fannie Mae, 5.1%, 6/01/15	275,000	283,870
Fannie Mae, 3%, 7/01/15 - 4/01/27	12,968,715	13,329,298
Fannie Mae, 4.53%, 8/01/15	94,037	97,002

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.6%, 8/01/15 - 9/01/19	$789,850	$865,096
Fannie Mae, 4.7%, 8/01/15	185,005	192,005
Fannie Mae, 4.78%, 8/01/15	93,960	97,106
Fannie Mae, 4.94%, 8/01/15	120,000	124,136
Fannie Mae, 5.463%, 11/01/15	722,523	759,300
Fannie Mae, 2.82%, 1/01/16	592,685	609,479
Fannie Mae, 5.08%, 2/01/16	328,214	345,446
Fannie Mae, 5.09%, 2/01/16	109,606	116,567
Fannie Mae, 5.132%, 2/01/16	2,377,675	2,517,071
Fannie Mae, 5.432%, 2/01/16	948,175	1,013,019
Fannie Mae, 5.732%, 7/01/16	1,441,472	1,573,151
Fannie Mae, 5.395%, 12/01/16	122,985	134,778
Fannie Mae, 4.998%, 1/01/17	97,462	99,359
Fannie Mae, 5.05%, 1/01/17	244,775	263,168
Fannie Mae, 5.28%, 3/01/17	132,625	143,413
Fannie Mae, 5.54%, 4/01/17	101,142	109,632
Fannie Mae, 5.478%, 6/01/17	745,475	835,592
Fannie Mae, 5.65%, 6/01/17	151,750	171,541
Fannie Mae, 1.18%, 9/01/17	2,427,365	2,427,572
Fannie Mae, 2.71%, 11/01/17	373,825	389,375
Fannie Mae, 5.5%, 11/01/17 - 4/01/40	26,294,980	29,130,243
Fannie Mae, 3.22%, 12/01/17	503,028	531,393
Fannie Mae, 3.307%, 12/01/17	1,330,490	1,408,330
Fannie Mae, 3.84%, 3/01/18	670,525	721,173
Fannie Mae, 3.99%, 4/01/18	600,000	648,633
Fannie Mae, 3.743%, 6/01/18	2,689,364	2,909,497
Fannie Mae, 5.341%, 6/01/18	485,071	545,946
Fannie Mae, 2.578%, 9/25/18	4,500,000	4,639,190
Fannie Mae, 5.18%, 3/01/19	125,511	136,822
Fannie Mae, 5.51%, 3/01/19	188,123	205,744
Fannie Mae, 1.99%, 10/01/19	2,700,000	2,704,686
Fannie Mae, 4.45%, 10/01/19	518,063	566,337
Fannie Mae, 1.97%, 11/01/19	1,073,777	1,065,546
Fannie Mae, 2.03%, 11/01/19	1,340,269	1,335,336
Fannie Mae, 4.88%, 3/01/20	25,808	27,974
Fannie Mae, 5%, 6/01/20 - 7/01/40	21,618,314	23,579,296
Fannie Mae, 5.19%, 9/01/20	176,041	190,998
Fannie Mae, 3.416%, 10/01/20	1,632,540	1,705,474
Fannie Mae, 2.14%, 5/01/21	984,396	947,381
Fannie Mae, 3.89%, 7/01/21	1,200,000	1,278,330
Fannie Mae, 2.56%, 10/01/21	857,332	838,210
Fannie Mae, 2.64%, 11/01/21	1,300,055	1,276,357
Fannie Mae, 2.75%, 3/01/22	1,220,728	1,199,337
Fannie Mae, 6%, 8/01/22 - 3/01/39	8,647,498	9,627,348
Fannie Mae, 2.525%, 10/01/22	1,948,763	1,890,267
Fannie Mae, 2.68%, 3/01/23	1,868,285	1,821,651
Fannie Mae, 2.41%, 5/01/23	2,175,321	2,075,905
Fannie Mae, 2.55%, 5/01/23	1,117,777	1,077,938
Fannie Mae, 4.5%, 5/01/24 - 10/01/40	32,362,798	34,564,888
Fannie Mae, 4%, 3/01/25 - 4/01/41	14,559,522	15,136,426
Fannie Mae, 4.5%, 5/01/25	248,006	266,159
Fannie Mae, 3.5%, 9/01/25 - 1/01/42	10,998,707	11,407,286
Fannie Mae, 6.5%, 7/01/32 - 1/01/33	13,728	15,575
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	10,619,229	10,691,413
Fannie Mae, TBA, 3%, 5/01/28	2,960,000	3,032,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, TBA, 4%, 5/01/44	$47,900,000	$49,613,922
Fannie Mae, TBA, 4.5%, 5/01/44	6,562,000	6,976,227
Federal Home Loan Bank, 5%, 7/01/35	6,343,174	6,915,548
Federal Home Loan Bank, 3%, 5/01/43	2,646,535	2,556,587
Freddie Mac, 3.034%, 10/25/20	2,606,000	2,684,779
Freddie Mac, 3.5%, 7/01/42	6,578,787	6,616,832
Freddie Mac, 1.655%, 11/25/16	1,696,158	1,722,206
Freddie Mac, 1.426%, 8/25/17	9,701,000	9,749,195
Freddie Mac, 3.882%, 11/25/17	1,936,000	2,074,695
Freddie Mac, 3.154%, 2/25/18	935,000	986,203
Freddie Mac, 5%, 7/01/18 - 4/01/40	1,865,609	2,034,432
Freddie Mac, 2.412%, 8/25/18	2,300,000	2,355,085
Freddie Mac, 2.303%, 9/25/18	8,971,000	9,126,378
Freddie Mac, 2.323%, 10/25/18	1,194,000	1,213,980
Freddie Mac, 2.22%, 12/25/18	1,200,000	1,213,160
Freddie Mac, 2.13%, 1/25/19	6,184,000	6,214,988
Freddie Mac, 2.086%, 3/25/19	7,200,000	7,205,105
Freddie Mac, 1.883%, 5/25/19	14,950,000	14,791,799
Freddie Mac, 5.5%, 6/01/19 - 1/01/38	1,393,327	1,538,920
Freddie Mac, 4.186%, 8/25/19	1,110,000	1,210,708
Freddie Mac, 1.869%, 11/25/19	6,121,000	5,979,091
Freddie Mac, 4.251%, 1/25/20	807,000	880,243
Freddie Mac, 2.757%, 5/25/20	1,048,540	1,087,607
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	6,104,498	6,274,254
Freddie Mac, 2.682%, 10/25/22	3,049,000	2,964,021
Freddie Mac, 3.3%, 4/25/23	6,099,972	6,171,085
Freddie Mac, 3.06%, 7/25/23	4,230,000	4,185,369
Freddie Mac, 3.531%, 7/25/23	2,401,000	2,468,065
Freddie Mac, 3.458%, 8/25/23	14,256,000	14,532,381
Freddie Mac, 4%, 7/01/25 - 11/01/43	25,534,407	26,524,269
Freddie Mac, 4.5%, 7/01/25 - 6/01/41	1,546,117	1,652,365
Freddie Mac, 3.5%, 8/01/26 - 3/01/43	25,458,480	25,631,930
Freddie Mac, 6%, 8/01/34 - 7/01/38	381,767	427,103
Freddie Mac, 3%, 4/01/43 - 5/01/43	3,685,356	3,559,821
Freddie Mac, TBA, 4%, 5/01/43	5,913,000	6,112,795
Ginnie Mae, 4.5%, 6/20/41	1,994,534	2,150,635
Ginnie Mae, 5.5%, 5/15/33 - 1/20/42	5,087,213	5,645,145
Ginnie Mae, 6%, 1/20/36 - 1/15/39	812,491	911,984
Ginnie Mae, 4.5%, 4/15/39 - 9/20/41	39,380,663	42,511,909
Ginnie Mae, 4%, 10/20/40 - 10/20/42	8,049,869	8,471,015
Ginnie Mae, 3.5%, 11/15/40 - 7/20/43	17,683,042	18,074,893
Ginnie Mae, TBA, 4%, 5/01/43	4,700,000	4,923,531
Ginnie Mae, TBA, 4.5%, 5/01/43	2,813,000	3,024,415

		$527,292,849

Municipals – 0.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$1,750,000	$1,767,500

Natural Gas – Distribution – 0.2%
Centrica PLC, 4%, 10/16/23 (z)	$3,955,000	$3,895,026
ONEOK, Inc., 4.25%, 2/01/22	1,725,000	1,652,250

		$5,547,276

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – 2.5%
APT Pipelines Ltd., 3.875%, 10/11/22 (n)	$8,640,000	$8,317,832
DCP Midstream LLC, 3.875%, 3/15/23	1,430,000	1,397,229
El Paso Corp., 7.75%, 1/15/32	6,550,000	7,005,408
Energy Transfer Partners LP, 4.65%, 6/01/21	6,198,000	6,515,617
Energy Transfer Partners LP, 5.15%, 2/01/43	3,573,000	3,439,856
EnLink Midstream Partners LP, 4.4%, 4/01/24	7,208,000	7,348,722
Enterprise Products Operating LLC, 3.9%, 2/15/24	2,064,000	2,074,789
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	3,000,000	3,397,500
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	1,836,000	1,828,755
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	103,000	125,086
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	2,240,000	2,518,233
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	3,181,000	3,809,527
Kinder Morgan, Inc., 5.625%, 11/15/23 (z)	3,000,000	2,967,033
MarkWest Energy Partners LP, 5.5%, 2/15/23	2,535,000	2,604,713
ONEOK Partners LP, 6.2%, 9/15/43	7,222,000	8,273,090
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	4,115,000	4,243,594
Spectra Energy Capital LLC, 8%, 10/01/19	613,000	751,119
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,108,000	1,105,496
Williams Cos., Inc., 3.7%, 1/15/23	1,921,000	1,743,277
Williams Partners LP, 4.3%, 3/04/24	5,475,000	5,499,276

		$74,966,152

Network & Telecom – 1.3%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	$5,491,000	$5,535,664
Verizon Communications, Inc., 5.15%, 9/15/23	9,299,000	10,176,072
Verizon Communications, Inc., 6.55%, 9/15/43	20,076,000	24,431,187

		$40,142,923

Oil Services – 0.7%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$6,403,628	$6,643,764
Rowan Cos., Inc., 5.4%, 12/01/42	6,573,000	6,272,384
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	8,144,000	8,070,541
Transocean, Inc., 3.8%, 10/15/22	1,100,000	1,051,609

		$22,038,298

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 2.7%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,885,000	$2,970,298
American Express Co., 7%, 3/19/18	2,000,000	2,372,142
American Express Credit Corp., 5.125%, 8/25/14	4,200,000	4,278,364
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	9,129,000	9,327,903
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,570,000	2,814,150
Capital One Bank (USA) N.A., 3.375%, 2/15/23	10,111,000	9,838,539
Capital One Financial Corp., 6.15%, 9/01/16	1,970,000	2,198,540
Citigroup, Inc., 8.5%, 5/22/19	3,510,000	4,472,021
Citigroup, Inc., 5.375%, 8/09/20	2,500,000	2,812,943
Citigroup, Inc., 4.875%, 5/07/15	1,000,000	1,041,840
Citigroup, Inc., 5.5%, 10/15/14	178,000	182,691
Discover Bank, 7%, 4/15/20	7,009,000	8,269,478
Fifth Third Bancorp, 3.5%, 3/15/22	2,780,000	2,790,581
Fifth Third Bancorp, 2.3%, 3/01/19	1,045,000	1,037,704
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	7,880,000	10,165,200
Macquarie Group Ltd., 3%, 12/03/18 (n)	6,586,000	6,648,416
Rabobank Nederland N.V., 3.95%, 11/09/22	4,408,000	4,377,889
Santander Holdings USA, Inc., 4.625%, 4/19/16	2,621,000	2,795,947
SunTrust Banks, Inc., 3.5%, 1/20/17	2,732,000	2,884,260

		$81,278,906

Personal Computers & Peripherals – 0.2%
Equifax, Inc., 3.3%, 12/15/22	$6,210,000	$5,948,447

Pharmaceuticals – 1.7%
Celgene Corp., 2.45%, 10/15/15	$4,949,000	$5,067,068
Celgene Corp., 1.9%, 8/15/17	5,062,000	5,106,748
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	21,349,000	22,576,568
Gilead Sciences, Inc., 4.8%, 4/01/44	6,643,000	6,838,331
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	9,309,000	8,651,580
VPII Escrow Corp., 6.75%, 8/15/18 (z)	3,795,000	4,174,500

		$52,414,795

Printing & Publishing – 0.0%
Pearson Funding Four PLC, 3.75%, 5/08/22 (n)	$881,000	$861,430

Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 4.45%, 3/15/23	$862,000	$911,912

Real Estate – 1.6%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 4/01/22	$3,461,000	$3,576,276
Boston Properties LP, REIT, 3.7%, 11/15/18	5,395,000	5,722,919

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Boston Properties LP, REIT, 3.85%, 2/01/23	$3,100,000	$3,126,074
Boston Properties LP, REIT, 3.8%, 2/01/24	3,803,000	3,770,697
DDR Corp., REIT, 4.625%, 7/15/22	2,365,000	2,478,191
DDR Corp., REIT, 3.375%, 5/15/23	5,368,000	5,084,323
ERP Operating LP, REIT, 3%, 4/15/23	728,000	687,319
HCP, Inc., REIT, 5.375%, 2/01/21	1,134,000	1,269,663
HCP, Inc., REIT, 3.75%, 2/01/19	8,264,000	8,707,661
Kimco Realty Corp., REIT, 5.783%, 3/15/16	1,794,000	1,956,014
Liberty Property LP, REIT, 5.5%, 12/15/16	1,013,000	1,114,983
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	2,417,000	2,438,371
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	3,213,000	4,348,506
WEA Finance LLC, 6.75%, 9/02/19 (n)	3,612,000	4,341,938

		$48,622,935

Restaurants – 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$6,259,000	$6,537,419

Retailers – 0.8%
Cencosud S.A., 5.5%, 1/20/21	$3,126,000	$3,219,530
Gap, Inc., 5.95%, 4/12/21	10,460,000	11,777,134
Home Depot, Inc., 5.95%, 4/01/41	2,318,000	2,812,879
Kohl’s Corp., 3.25%, 2/01/23	5,182,000	4,820,203

		$22,629,746

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/21	$5,300,000	$5,702,805
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	3,236,000	3,179,370

		$8,882,175

Specialty Stores – 0.3%
Advance Auto Parts, Inc., 5.75%, 5/01/20	$3,649,000	$4,019,016
Advance Auto Parts, Inc., 4.5%, 12/01/23	3,124,000	3,200,023
Advance Auto Parts, Inc., 4.5%, 1/15/22	481,000	498,900

		$7,717,939

Supermarkets – 0.1%
Delhaize Group, 4.125%, 4/10/19	$718,000	$744,130
Kroger Co., 3.85%, 8/01/23	2,248,000	2,238,424

		$2,982,554

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT, 4.5%, 1/15/18	$402,000	$433,532
American Tower Corp., REIT, 5.05%, 9/01/20	4,000,000	4,305,212
American Tower Corp., REIT, 5%, 2/15/24	6,781,000	7,062,439

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
American Tower Corp., REIT, 3.5%, 1/31/23	$5,862,000	$5,543,342
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	5,096,000	5,841,591
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	2,400,000	2,602,296
MTS International Funding Ltd., 5%, 5/30/23 (n)	4,798,000	4,438,150
Rogers Communications, Inc., 5%, 3/15/44	3,525,000	3,548,896
Rogers Communications, Inc., 4.1%, 10/01/23	7,300,000	7,482,318

		$41,257,776

Tobacco – 0.7%
Altria Group, Inc., 2.95%, 5/02/23	$2,030,000	$1,874,208
Altria Group, Inc., 2.85%, 8/09/22	7,089,000	6,652,332
Lorillard Tobacco Co., 8.125%, 6/23/19	4,574,000	5,653,706
Reynolds American, Inc., 6.75%, 6/15/17	7,300,000	8,416,316

		$22,596,562

Transportation – Services – 0.3%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$2,690,000	$3,383,111
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	4,995,000	5,107,388

		$8,490,499

U.S. Government Agencies and Equivalents – 2.3%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$980,000	$1,015,966
Small Business Administration, 4.93%, 1/01/24	39,711	42,784
Small Business Administration, 4.43%, 5/01/29	840,742	902,160
Small Business Administration, 4.34%, 3/01/24	58,374	61,364
Small Business Administration, 4.99%, 9/01/24	48,162	52,130
Small Business Administration, 3.25%, 11/01/30	761,873	775,808
Small Business Administration, 4.86%, 1/01/25	111,523	119,448
Small Business Administration, 4.625%, 2/01/25	108,425	114,868
Small Business Administration, 2.85%, 9/01/31	1,582,835	1,552,292
Small Business Administration, 5.11%, 4/01/25	85,902	92,295
Small Business Administration, 2.37%, 8/01/32	1,356,331	1,288,241
Small Business Administration, 3.21%, 9/01/30	7,760,038	7,824,656
Small Business Administration, 3.15%, 7/01/33	10,705,000	10,649,963

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.16%, 8/01/33	$11,069,211	$11,069,894
Small Business Administration, 3.62%, 9/01/33	9,824,679	10,053,412
Small Business Administration, 2.08%, 4/01/33	6,586,638	6,164,366
Small Business Administration, 2.45%, 6/01/33	8,101,789	7,738,807
Small Business Administration, 2.13%, 1/01/33	4,760,699	4,456,590
Small Business Administration, 2.21%, 2/01/33	1,196,441	1,124,623
Small Business Administration, 2.22%, 3/01/33	4,354,363	4,088,646

		$69,188,313

U.S. Treasury Obligations – 18.3%
U.S. Treasury Bonds, 3.375%, 11/15/19	$1,800,000	$1,941,046
U.S. Treasury Bonds, 5.375%, 2/15/31	4,842,000	6,193,978
U.S. Treasury Bonds, 4.5%, 2/15/36	116,000	136,155
U.S. Treasury Bonds, 4.75%, 2/15/37	22,300,000	27,101,458
U.S. Treasury Bonds, 4.375%, 2/15/38	22,650,000	26,107,658
U.S. Treasury Bonds, 4.5%, 8/15/39	77,297,600	90,921,302
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	463,438
U.S. Treasury Bonds, 3.125%, 2/15/42	1,300,000	1,203,313
U.S. Treasury Notes, 4.25%, 11/15/14	41,100,000	42,157,996
U.S. Treasury Notes, 2.125%, 5/31/15 (f)	76,244,000	77,977,331
U.S. Treasury Notes, 1.75%, 7/31/15	51,500,000	52,572,230
U.S. Treasury Notes, 0.375%, 11/15/15	5,600,000	5,608,529
U.S. Treasury Notes, 0.375%, 2/15/16	92,025,000	92,021,411
U.S. Treasury Notes, 0.875%, 12/31/16	101,350,000	101,587,564
U.S. Treasury Notes, 2.875%, 3/31/18	2,000,000	2,117,968
U.S. Treasury Notes, 2.625%, 4/30/18	1,600,000	1,678,125
U.S. Treasury Notes, 1.5%, 8/31/18	13,955,000	13,928,834
U.S. Treasury Notes, 1%, 8/31/19	5,600,000	5,342,747
U.S. Treasury Notes, 3.625%, 2/15/20	4,200,000	4,583,250
U.S. Treasury Notes, TIPS, 1.625%, 1/15/15	845,278	867,070
U.S. Treasury Notes, TIPS, 2%, 1/15/16	1,449,617	1,538,292

		$556,049,695

Utilities – Electric Power – 2.3%
American Electric Power Co., Inc., 2.95%, 12/15/22	$3,200,000	$3,051,629
CenterPoint Energy, Inc., 5.95%, 2/01/17	540,000	603,581
CMS Energy Corp., 6.25%, 2/01/20	1,925,000	2,258,085
CMS Energy Corp., 5.05%, 2/15/18	1,000,000	1,108,139
CMS Energy Corp., 5.05%, 3/15/22	5,272,000	5,863,961
Constellation Energy Group, Inc., 5.15%, 12/01/20	2,487,000	2,716,232
Duke Energy Corp., 5.05%, 9/15/19	4,636,000	5,169,330
Enel Finance International S.A., 6%, 10/07/39 (n)	3,700,000	3,865,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Enel Finance International S.A., 6.25%, 9/15/17 (n)	$3,623,000	$4,098,881
Exelon Corp., 4.9%, 6/15/15	5,842,000	6,111,573
Exelon Generation Co. LLC, 4.25%, 6/15/22	3,983,000	4,039,467
ITC Holdings Corp., 4.05%, 7/01/23	5,640,000	5,650,772
MidAmerican Energy Holdings Co., 5.15%, 11/15/43 (n)	6,436,000	6,857,519
Pacific Gas & Electric Co., 3.25%, 6/15/23	4,335,000	4,192,326
PPL Capital Funding, Inc., 5%, 3/15/44	3,429,000	3,473,708
PPL Corp., 3.5%, 12/01/22	1,050,000	1,028,846
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	8,842,000	9,684,864

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Waterford 3 Funding Corp., 8.09%, 1/02/17	$39,491	$39,429

		$69,813,917

Total Bonds		$3,013,693,680

MONEY MARKET FUNDS – 2.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	73,016,815	$73,016,815

Total Investments		$3,086,710,495

OTHER ASSETS, LESS LIABILITIES – (1.7)%		(50,945,938)

Net Assets – 100.0%		$3,035,764,557

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $433,793,730 representing 14.3% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, FRN, 1.336%, 4/20/25	3/12/14	$7,194,994	$7,166,708
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	30,315	0
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	19,077	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	62,857	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	37,241	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07	14,183	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.753%, 12/28/40	3/01/06	151,080	99,994
Capital Trust Realty Ltd., CDO, 5.267%, 6/25/35	9/14/10-3/25/11	1,553,421	1,697,730
Centrica PLC, 4%, 10/16/23	10/10/13	3,928,052	3,895,026
Commercial Mortgage Asset Trust, FRN, 0.578%, 1/17/32	4/09/12	4,253	4,008
Falcon Franchise Loan LLC, FRN, 13.279%, 1/05/25	1/29/03	1,641	6,712
First Union National Bank Commercial Mortgage Trust, FRN, 1.407%, 1/12/43	4/09/12	6	296
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.572%, 4/10/28	3/25/14	7,424,000	7,424,000
Kinder Morgan, Inc., 5.625%, 11/15/23	3/28/14	2,992,500	2,967,033
Metropolitan Life Global Funding I, 1.7%, 6/29/15	10/25/12-10/26/12	5,349,199	5,364,788
NXP B.V./NXP Funding LLC, 3.75%, 6/01/18	5/06/13	1,470,000	1,477,350
Preferred Term Securities XIX Ltd., CDO, FRN, 0.583%, 12/22/35	3/28/11	247,453	286,256
SES S.A., 5.3%, 4/04/43	1/08/14	3,177,824	3,307,923
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	3,795,000	4,174,500
Total Restricted Securities			$37,872,324
% of Net assets			1.2%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 3/31/14

Futures Contracts at 3/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	1,140	$140,790,000	June - 2014	$1,027,526

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	300	$39,965,625	June - 2014	$(265,933)

					$761,593

At March 31, 2014, the fund had liquid securities with an aggregate value of $2,527,166 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$625,238,008	$—	$625,238,008
Non-U.S. Sovereign Debt	—	27,574,861	—	27,574,861
Municipal Bonds	—	1,767,500	—	1,767,500
U.S. Corporate Bonds	—	1,151,425,446	—	1,151,425,446
Residential Mortgage-Backed Securities	—	534,237,161	—	534,237,161
Commercial Mortgage-Backed Securities	—	276,741,485	—	276,741,485
Asset-Backed Securities (including CDOs)	—	100,507,827	—	100,507,827
Foreign Bonds	—	296,201,392	—	296,201,392
Mutual Funds	73,016,815	—	—	73,016,815
Total Investments	$73,016,815	$3,013,693,680	$—	$3,086,710,495

Other Financial Instruments
Futures Contracts	$761,593	$—	$—	$761,593

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,086,021,518
Gross unrealized appreciation	45,363,434
Gross unrealized depreciation	(44,674,457)
Net unrealized appreciation (depreciation)	$688,977

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	142,373,017	183,618,488	(252,974,690)	73,016,815

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,576	$73,016,815

QUARTERLY REPORT

March 31, 2014

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 1.2%
FLIR Systems, Inc.	299,290	$10,774,440

Airlines – 0.6%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	709,579	$5,889,506

Automotive – 0.6%
Dorman Products, Inc. (a)	88,870	$5,248,662

Biotechnology – 0.4%
MiMedx Group, Inc. (a)	555,260	$3,403,744

Broadcasting – 0.9%
RetailMeNot, Inc. (a)	258,500	$8,272,000

Brokerage & Asset Managers – 0.8%
LPL Financial Holdings, Inc.	136,020	$7,146,491

Business Services – 6.5%
Borderfree, Inc. (a)	204,958	$3,820,417
Bright Horizons Family Solutions, Inc. (a)	364,730	14,264,590
Concur Technologies, Inc. (a)	32,820	3,251,477
Constant Contact, Inc. (a)	576,718	14,106,522
Gartner, Inc. (a)	104,670	7,268,285
Paylocity Holding Corp. (a)	64,170	1,543,289
Performant Financial Corp. (a)	531,385	4,809,034
Ultimate Software Group, Inc. (a)	23,730	3,251,010
Xoom Corp. (a)	424,380	8,283,898

		$60,598,522

Chemicals – 0.1%
Marrone Bio Innovations, Inc. (a)	81,090	$1,132,827

Computer Software – 3.9%
CommVault Systems, Inc. (a)	182,140	$11,829,993
Qlik Technologies, Inc. (a)	490,744	13,048,883
SolarWinds, Inc. (a)	270,970	11,551,451

		$36,430,327

Computer Software – Systems – 6.0%
Cvent, Inc. (a)	135,560	$4,900,494
Demandware, Inc. (a)	36,770	2,355,486
E2open, Inc. (a)	153,620	3,620,823
Exa Corp. (a)	207,720	2,754,367
Fleetmatics Group PLC (a)	272,830	9,126,164
Linx S.A.	173,000	3,401,291
MiX Telematics Ltd., ADR (a)	385,670	4,157,523
Model N, Inc. (a)	716,302	7,241,813
PROS Holdings, Inc. (a)	50,208	1,582,054
SciQuest, Inc. (a)	282,557	7,633,277
ServiceNow, Inc. (a)	39,890	2,390,209
SS&C Technologies Holdings, Inc. (a)	174,024	6,964,440

		$56,127,941

Construction – 1.2%
Eagle Materials, Inc.	123,090	$10,913,159

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – 4.5%
Diamond Resorts International, Inc. (a)	375,290	$6,361,166
HomeAway, Inc. (a)	242,417	9,131,848
Kroton Educacional S.A.	342,500	7,532,283
MakeMyTrip Ltd. (a)	351,621	9,521,897
Nord Anglia Education, Inc. (a)	473,840	9,083,513

		$41,630,707

Electrical Equipment – 2.1%
MSC Industrial Direct Co., Inc., “A”	97,500	$8,435,700
Sensata Technologies Holding B.V. (a)	258,256	11,012,036

		$19,447,736

Electronics – 5.8%
Mellanox Technologies Ltd. (a)	304,990	$11,934,259
Rubicon Technology, Inc. (a)	645,073	7,282,874
Silicon Laboratories, Inc. (a)	312,680	16,337,530
Stratasys Ltd. (a)	18,320	1,943,569
Ultratech, Inc. (a)	465,460	13,586,777
Universal Display Corp. (a)	86,600	2,763,406

		$53,848,415

Energy – Independent – 8.7%
Alpha Natural Resources, Inc. (a)	788,550	$3,351,338
Antero Resources Corp. (a)	133,120	8,333,312
Cabot Oil & Gas Corp.	411,526	13,942,501
CONSOL Energy, Inc.	437,553	17,480,242
Oasis Petroleum LLC (a)	58,470	2,439,953
Peabody Energy Corp.	673,200	11,000,088
Range Resources Corp.	102,539	8,507,661
Rice Energy, Inc. (a)	472,240	12,462,414
Walter Energy, Inc. (l)	456,740	3,452,954

		$80,970,463

Engineering – Construction – 0.9%
Team, Inc. (a)	197,680	$8,472,565

Entertainment – 0.1%
DHX Media Ltd.	270,854	$1,107,427

Food & Beverages – 1.2%
Flowers Foods, Inc.	230,160	$4,936,932
Grupo Lala S.A.B. de C.V.	1,788,900	3,722,907
Keurig Green Mountain, Inc.	21,730	2,294,471

		$10,954,310

Food & Drug Stores – 1.1%
Brazil Pharma S.A. (a)	2,169,800	$3,681,679
Fairway Group Holdings Corp. (a)(l)	830,259	6,343,179

		$10,024,858

Gaming & Lodging – 0.7%
Norwegian Cruise Line Holdings Ltd. (a)	208,140	$6,716,678

General Merchandise – 1.2%
Five Below, Inc. (a)	269,760	$11,459,405

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.9%
ChannelAdvisor Corp. (a)	86,890	$3,279,229
Millennial Media, Inc. (a)(l)	1,147,420	7,940,146
Pandora Media, Inc. (a)	77,320	2,344,342
Shutterfly, Inc. (a)	185,180	7,903,482
Shutterstock, Inc. (a)	30,540	2,217,509
Yelp, Inc. (a)	41,740	3,211,058

		$26,895,766

Machinery & Tools – 9.5%
Allison Transmission Holdings, Inc.	515,920	$15,446,645
Finning International, Inc.	240,450	6,807,856
IPG Photonics Corp. (a)	232,565	16,530,720
Joy Global, Inc.	327,612	19,001,496
Nordson Corp.	65,950	4,648,816
Polypore International, Inc. (a)(l)	266,300	9,110,123
Proto Labs, Inc. (a)	110,650	7,487,686
WABCO Holdings, Inc. (a)	88,931	9,387,556

		$88,420,898

Medical & Health Technology & Services – 5.3%
Advisory Board Co. (a)	116,682	$7,496,819
Brookdale Senior Living, Inc. (a)	226,880	7,602,749
Capital Senior Living Corp. (a)	536,240	13,936,878
Healthcare Services Group, Inc.	437,938	12,726,478
HealthStream, Inc. (a)	279,320	7,457,844

		$49,220,768

Medical Equipment – 6.5%
Align Technology, Inc. (a)	62,230	$3,222,892
Cardiovascular Systems, Inc. (a)	267,220	8,494,924
Cepheid, Inc. (a)	177,338	9,147,094
Endologix, Inc. (a)	942,282	12,127,169
GenMark Diagnostics, Inc. (a)	435,850	4,332,349
Globus Medical, Inc., “A” (a)	298,480	7,936,583
Novadaq Technologies, Inc. (a)	90,540	2,017,231
NxStage Medical, Inc. (a)	342,851	4,367,922
TearLab Corp. (a)	967,804	6,542,355
Uroplasty, Inc. (a)	588,803	2,137,355

		$60,325,874

Metals & Mining – 7.3%
Cameco Corp.	393,520	$9,011,608
Century Aluminum Co. (a)	598,370	7,904,468
Globe Specialty Metals, Inc.	510,889	10,636,709
GrafTech International Ltd. (a)	1,000,422	10,924,608
Horsehead Holding Corp. (a)	524,400	8,820,408
Iluka Resources Ltd.	1,233,733	11,338,669
Molycorp, Inc. (a)(l)	1,367,520	6,413,669
Uranium Participation Corp. (a)	549,170	2,776,898

		$67,827,037

Natural Gas – Pipeline – 0.5%
StealthGas, Inc. (a)	414,200	$4,709,454

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 4.3%
Atwood Oceanics, Inc. (a)	361,518	$18,216,892
Dresser-Rand Group, Inc. (a)	142,437	8,319,745
Frank’s International N.V.	528,510	13,096,478

		$39,633,115

Other Banks & Diversified Financials – 0.8%
First Republic Bank	136,050	$7,345,340

Pharmaceuticals – 2.0%
Aratana Therapeutics, Inc. (a)	190,190	$3,529,926
Kythera Biopharmaceuticals, Inc. (a)	183,800	7,307,888
MediWound Ltd. (a)	133,879	1,929,196
TherapeuticsMD, Inc. (a)	999,970	6,309,811

		$19,076,821

Railroad & Shipping – 3.5%
Diana Shipping, Inc. (a)	1,410,680	$16,914,053
Navigator Holdings Ltd. (a)	156,827	4,077,502
Navios Maritime Holdings, Inc.	1,164,301	11,468,365

		$32,459,920

Restaurants – 2.8%
Arcos Dorados Holdings, Inc.	953,118	$9,607,429
BJ’s Restaurants, Inc. (a)	291,030	9,519,591
Chuy’s Holdings, Inc. (a)	50,887	2,195,265
Dunkin Brands Group, Inc.	92,030	4,618,065

		$25,940,350

Specialty Chemicals – 0.7%
Rockwood Holdings, Inc.	87,520	$6,511,488

Specialty Stores – 2.4%
Citi Trends, Inc. (a)	506,060	$8,243,717
Monro Muffler Brake, Inc.	115,447	6,566,625
Tile Shop Holdings, Inc. (a)(l)	510,460	7,886,607

		$22,696,949

Trucking – 1.9%
Swift Transportation Co. (a)	696,571	$17,240,133

Total Common Stocks		$918,874,096

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,733,760	$1,733,760

COLLATERAL FOR SECURITIES LOANED – 2.4%
Navigator Securities Lending Prime Portfolio, 0.2%, at Net Asset Value (j)	22,213,528	$22,213,528

Total Investments		$942,821,384

OTHER ASSETS, LESS LIABILITIES – (1.5)%		(14,002,489)

Net Assets – 100.0%		$928,818,895

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$918,874,096	$—	$—	$918,874,096
Mutual Funds	23,947,288	—	—	23,947,288
Total Investments	$942,821,384	$—	$—	$942,821,384

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$817,975,497
Gross unrealized appreciation	170,026,509
Gross unrealized depreciation	(45,180,622)
Net unrealized appreciation (depreciation)	$124,845,887

4

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	670,255	60,712,880	(59,649,375)	1,733,760

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$473	$1,733,760

5

QUARTERLY REPORT

March 31, 2014

MFS® CORE EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 3.2%
Honeywell International, Inc.	8,610	$798,654
Precision Castparts Corp.	2,141	541,159
United Technologies Corp.	6,400	747,776

		$2,087,589

Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A” (a)	2,310	$196,281

Apparel Manufacturers – 1.4%
Guess?, Inc.	4,510	$124,476
NIKE, Inc., “B”	3,920	289,531
PVH Corp.	2,434	303,690
VF Corp.	2,834	175,368

		$893,065

Automotive – 1.8%
Delphi Automotive PLC	7,150	$485,199
General Motors Co.	13,020	448,148
Johnson Controls, Inc.	5,490	259,787

		$1,193,134

Biotechnology – 1.2%
Alexion Pharmaceuticals, Inc. (a)	1,600	$243,408
Biogen Idec, Inc. (a)	1,673	511,721
Illumina, Inc. (a)	190	28,245

		$783,374

Broadcasting – 2.8%
RetailMeNot, Inc. (a)	14,610	$467,520
Time Warner, Inc.	4,750	310,318
Twenty-First Century Fox, Inc.	23,010	735,630
Walt Disney Co.	4,540	363,518

		$1,876,986

Brokerage & Asset Managers – 1.1%
Affiliated Managers Group, Inc. (a)	561	$112,228
BlackRock, Inc.	620	194,978
Franklin Resources, Inc.	3,903	211,465
NASDAQ OMX Group, Inc.	5,982	220,975

		$739,646

Business Services – 1.7%
Accenture PLC, “A”	3,020	$240,754
Bright Horizons Family Solutions, Inc. (a)	6,780	265,166
Fidelity National Information Services, Inc.	6,140	328,183
FleetCor Technologies, Inc. (a)	1,560	179,556
Forrester Research, Inc.	3,030	108,626

		$1,122,285

Cable TV – 1.4%
Comcast Corp., “Special A”	11,390	$555,376
Time Warner Cable, Inc.	2,520	345,694

		$901,070

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.7%
Agrium, Inc.	2,200	$214,388
Celanese Corp.	4,950	274,775
LyondellBasell Industries N.V., “A”	3,350	297,949
Monsanto Co.	2,833	322,310

		$1,109,422

Computer Software – 3.6%
Check Point Software Technologies Ltd. (a)	8,580	$580,265
Citrix Systems, Inc. (a)	4,610	264,752
Microsoft Corp.	2,170	88,948
Oracle Corp.	12,180	498,284
Qlik Technologies, Inc. (a)	13,610	361,890
Salesforce.com, Inc. (a)	10,139	578,836

		$2,372,975

Computer Software – Systems – 6.2%
Apple, Inc. (s)	2,677	$1,436,853
EMC Corp.	19,670	539,155
Hewlett-Packard Co.	38,940	1,260,098
NCR Corp. (a)	2,890	105,630
SS&C Technologies Holdings, Inc. (a)	7,040	281,741
Vantiv, Inc., “A” (a)	15,030	454,207

		$4,077,684

Construction – 0.8%
Pool Corp.	1,480	$90,754
Sherwin-Williams Co.	2,387	470,549

		$561,303

Consumer Products – 2.3%
Colgate-Palmolive Co.	7,007	$454,544
Newell Rubbermaid, Inc.	6,350	189,865
Procter & Gamble Co.	10,960	883,376

		$1,527,785

Consumer Services – 1.9%
HomeAway, Inc. (a)	8,430	$317,558
ITT Educational Services, Inc. (a)	4,350	124,758
Nord Anglia Education, Inc. (a)	5,640	108,119
Priceline.com, Inc. (a)	569	678,185

		$1,228,620

Containers – 0.5%
Crown Holdings, Inc. (a)	1,870	$83,664
Packaging Corp. of America	3,120	219,554

		$303,218

Electrical Equipment – 1.6%
AMETEK, Inc.	4,495	$231,448
Danaher Corp.	5,710	428,250
Sensata Technologies Holding B.V. (a)	7,110	303,170
W.W. Grainger, Inc.	393	99,295

		$1,062,163

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 2.4%
Altera Corp.	11,310	$409,874
Avago Technologies Ltd.	5,420	349,102
KLA-Tencor Corp.	4,870	336,712
Microchip Technology, Inc.	10,560	504,346

		$1,600,034

Energy – Independent – 3.8%
Anadarko Petroleum Corp.	3,000	$254,280
Antero Resources Corp. (a)	1,560	97,656
Athlon Energy, Inc. (a)	2,000	70,900
Cabot Oil & Gas Corp.	3,340	113,159
Clayton Williams Energy, Inc. (a)	360	40,684
Concho Resources, Inc. (a)	880	107,800
CONSOL Energy, Inc.	1,310	52,335
EOG Resources, Inc.	1,206	236,581
Goodrich Petroleum Corp. (a)	5,350	84,637
Gulfport Energy Corp. (a)	1,000	71,180
Marathon Petroleum Corp.	5,930	516,147
Noble Energy, Inc.	4,638	329,484
PDC Energy, Inc. (a)	1,150	71,599
Peabody Energy Corp.	1,440	23,530
Pioneer Natural Resources Co.	1,641	307,097
Rice Energy, Inc. (a)	4,150	109,519

		$2,486,588

Energy – Integrated – 3.5%
Chevron Corp.	5,808	$690,629
Exxon Mobil Corp. (s)	6,700	654,456
Hess Corp.	11,780	976,326

		$2,321,411

Food & Beverages – 2.7%
Coca-Cola Co.	17,550	$678,483
General Mills, Inc.	5,890	305,220
Mead Johnson Nutrition Co., “A”	1,940	161,292
Mondelez International, Inc.	12,480	431,184
WhiteWave Foods Co., “A” (a)	6,440	183,798

		$1,759,977

Food & Drug Stores – 0.9%
CVS Caremark Corp.	5,880	$440,177
Fairway Group Holdings Corp. (a)	19,650	150,126

		$590,303

Gaming & Lodging – 0.8%
Wynn Resorts Ltd.	2,298	$510,501

General Merchandise – 1.5%
Kohl’s Corp.	6,650	$377,720
Target Corp.	10,560	638,986

		$1,016,706

Health Maintenance Organizations – 0.8%
Aetna, Inc.	4,870	$365,104
UnitedHealth Group, Inc.	2,250	184,478

		$549,582

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 3.4%
ACE Ltd.	4,750	$470,535
American International Group, Inc.	16,410	820,664
MetLife, Inc.	18,030	951,984

		$2,243,183

Internet – 3.3%
ChannelAdvisor Corp. (a)	3,150	$118,881
eBay, Inc. (a)	6,090	336,412
Facebook, Inc., “A “ (a)	5,480	330,115
Google, Inc., “A” (a)	1,066	1,188,068
LinkedIn Corp., “A” (a)	1,178	217,859

		$2,191,335

Leisure & Toys – 0.1%
Mattel, Inc.	1,970	$79,017

Machinery & Tools – 2.7%
Colfax Corp. (a)	3,400	$242,522
Eaton Corp. PLC	6,180	464,242
Joy Global, Inc.	6,170	357,860
Kennametal, Inc.	3,910	173,213
Roper Industries, Inc.	4,016	536,176

		$1,774,013

Major Banks – 4.2%
Bank of America Corp.	15,510	$266,772
Goldman Sachs Group, Inc.	1,512	247,741
JPMorgan Chase & Co. (s)	13,590	825,049
Morgan Stanley	8,320	259,334
State Street Corp.	4,370	303,934
Wells Fargo & Co.	17,870	888,854

		$2,791,684

Medical & Health Technology & Services – 1.3%
Catamaran Corp. (a)	2,880	$128,909
Cerner Corp. (a)	1,540	86,625
Express Scripts Holding Co. (a)	6,690	502,352
Henry Schein, Inc. (a)	990	118,176

		$836,062

Medical Equipment – 4.2%
Abbott Laboratories	15,660	$603,067
AtriCure, Inc. (a)	4,520	85,021
Cooper Cos., Inc.	2,689	369,361
Covidien PLC	7,590	559,079
DexCom, Inc. (a)	820	33,915
Endologix, Inc. (a)	3,350	43,115
GenMark Diagnostics, Inc. (a)	4,830	48,010
Heartware International, Inc. (a)	1,100	103,158
Sirona Dental Systems, Inc. (a)	1,200	89,604
Stryker Corp.	5,930	483,117
TearLab Corp. (a)	12,130	81,999
Thermo Fisher Scientific, Inc.	2,100	252,504

		$2,751,950

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.4%
First Quantum Minerals Ltd.	6,730	$124,373
Lundin Mining Corp. (a)	28,290	129,998

		$254,371

Natural Gas – Distribution – 0.2%
Spectra Energy Corp.	4,150	$153,301

Natural Gas – Pipeline – 0.6%
Enbridge, Inc.	5,800	$263,958
Kinder Morgan, Inc.	3,930	127,686

		$391,644

Network & Telecom – 0.0%
Qualcomm, Inc.	370	$29,178

Oil Services – 1.6%
Cameron International Corp. (a)	3,810	$235,344
Halliburton Co.	7,420	436,964
Schlumberger Ltd.	4,180	407,550

		$1,079,858

Other Banks & Diversified Financials – 5.8%
American Express Co.	4,560	$410,537
BB&T Corp.	9,680	388,846
Cathay General Bancorp, Inc.	4,370	110,080
Citigroup, Inc.	13,830	658,308
Discover Financial Services	12,820	745,996
EuroDekania Ltd. (z)	50,820	27,305
Fifth Third Bancorp	18,300	419,985
PrivateBancorp, Inc.	9,330	284,658
Texas Capital Bancshares, Inc. (a)	1,910	124,035
Visa, Inc., “A”	3,060	660,532

		$3,830,282

Pharmaceuticals – 5.6%
Actavis PLC (a)	2,180	$448,753
Bristol-Myers Squibb Co.	8,150	423,393
Endo International PLC (a)	4,650	319,223
Forest Laboratories, Inc. (a)	3,740	345,090
Perrigo Co. PLC	1,934	299,112
Pfizer, Inc.	28,909	928,557
Valeant Pharmaceuticals International, Inc. (a)	5,130	676,288
Zoetis, Inc.	7,980	230,941

		$3,671,357

Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	1,687	$253,775
Diana Shipping, Inc. (a)	9,550	114,505
Kansas City Southern Co.	1,061	108,286
Union Pacific Corp.	2,502	469,525

		$946,091

Real Estate – 3.1%
Digital Realty Trust, Inc., REIT	6,270	$332,812
Equity Lifestyle Properties, Inc., REIT	9,490	385,769
Mid-America Apartment Communities, Inc., REIT	7,110	485,400

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Public Storage, Inc., REIT	750	$126,368
Tanger Factory Outlet Centers, Inc., REIT	9,900	346,500
Weyerhaeuser Co., REIT	12,560	368,636

		$2,045,485

Restaurants – 1.2%
McDonald’s Corp.	4,712	$461,917
YUM! Brands, Inc.	4,070	306,837

		$768,754

Specialty Chemicals – 1.2%
FMC Corp.	3,940	$301,646
Taminco Corp. (a)	6,270	131,733
W.R. Grace & Co. (a)	3,920	388,746

		$822,125

Specialty Stores – 2.3%
AutoZone, Inc. (a)	767	$411,956
Bed Bath & Beyond, Inc. (a)	5,200	357,760
Children’s Place Retail Stores, Inc.	3,390	168,856
Ross Stores, Inc.	4,730	338,432
Urban Outfitters, Inc. (a)	7,250	264,408

		$1,541,412

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	8,380	$686,071

Telephone Services – 1.4%
Verizon Communications, Inc.	19,520	$928,566

Tobacco – 1.1%
Lorillard, Inc.	3,240	$175,219
Philip Morris International, Inc.	6,810	557,535

		$732,754

Trucking – 0.7%
Expeditors International of Washington, Inc.	1,970	$78,071
Swift Transportation Co. (a)	16,020	396,495

		$474,566

Utilities – Electric Power – 2.5%
American Electric Power Co., Inc.	4,750	$240,635
Calpine Corp. (a)	9,640	201,572
CMS Energy Corp.	8,480	248,294
Dominion Resources, Inc.	2,140	151,919
Edison International	3,850	217,949
Great Plains Energy, Inc.	7,680	207,667
NextEra Energy, Inc.	1,420	135,780
NRG Energy, Inc.	4,660	148,188
NRG Yield, Inc.	770	30,438
PG&E Corp.	1,470	63,504

		$1,645,946

Total Common Stocks		$65,540,707

3

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
CALL OPTIONS PURCHASED – 0.0%
Business Services – 0.0%
Equinix, Inc. – June 2014 @ $190	3	$1,980

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	586,421	$586,421

Total Investments		$66,129,108

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(68,990)

Net Assets – 100.0%		$66,060,118

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At March 31, 2014, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	6/25/07	$737,167	$27,305
% of Net assets			0%

At March 31, 2014, the fund had cash collateral of $1,644 and/or other liquid securities with an aggregate value of $574,146 to cover any commitments for securities sold short and/or certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$62,920,804	$—	$—	$62,920,804
Canada	1,791,689	—	—	1,791,689
Israel	580,265	—	—	580,265
Greece	114,505	—	—	114,505
Hong Kong	108,119	—	—	108,119
United Kingdom	—	—	27,305	27,305
Mutual Funds	586,421	—	—	586,421
Total Investments	$66,101,803	$—	$27,305	$66,129,108

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$47,191
Change in unrealized appreciation (depreciation)	(19,886)
Balance as of 3/31/14	$27,305

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2014 is $(19,886).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$53,912,550
Gross unrealized appreciation	13,616,339
Gross unrealized depreciation	(1,399,781)
Net unrealized appreciation (depreciation)	$12,216,558

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	704,325	4,597,638	(4,715,542)	586,421

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$116	$586,421

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2014

*	Print name and title of each signing officer under his or her signature.